Vanguard® Institutional Total Stock Market Index Fund
Schedule of Investments (unaudited)
As of March 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.6%)
Basic Materials (2.1%)
	Linde plc	433,094	121,327
	Air Products and Chemicals Inc.	183,083	51,509
	Ecolab Inc.	212,748	45,543
	Newmont Corp.	661,622	39,876
	Freeport-McMoRan Inc.	1,201,562	39,567
	Dow Inc.	610,656	39,045
	International Flavors & Fragrances Inc.	205,741	28,724
	Fastenal Co.	475,794	23,923
	LyondellBasell Industries NV Class A	219,509	22,840
	Nucor Corp.	249,161	20,000
	International Paper Co.	323,329	17,482
	Celanese Corp. Class A	94,783	14,199
	Albemarle Corp.	95,947	14,019
	Avery Dennison Corp.	68,696	12,616
	Eastman Chemical Co.	111,937	12,327
	FMC Corp.	107,805	11,924
	Scotts Miracle-Gro Co.	43,477	10,651
	Mosaic Co.	280,100	8,854
	Steel Dynamics Inc.	163,681	8,308
	CF Industries Holdings Inc.	175,661	7,972
	Reliance Steel & Aluminum Co.	52,343	7,971
	Cleveland-Cliffs Inc.	366,301	7,366
	Royal Gold Inc.	54,789	5,896
*	Alcoa Corp.	155,846	5,063
	U.S. Steel Corp.	192,594	5,040
	Huntsman Corp.	165,925	4,784
	Timken Co.	57,198	4,643
	Ashland Global Holdings Inc.	51,211	4,546
	Olin Corp.	118,096	4,484
*	RBC Bearings Inc.	20,667	4,067
	Valvoline Inc.	153,341	3,998
	Hexcel Corp.	70,222	3,932
	Chemours Co.	137,825	3,847
	UFP Industries Inc.	47,910	3,634
	Avient Corp.	75,401	3,564
	Balchem Corp.	27,070	3,395
	W R Grace & Co.	55,743	3,337
	Commercial Metals Co.	100,205	3,090
	Element Solutions Inc.	167,852	3,070
*	Univar Solutions Inc.	136,813	2,947
	Sensient Technologies Corp.	35,987	2,807
	NewMarket Corp.	7,089	2,695

		Shares	Market Value ($000)
	Quaker Chemical Corp.	10,753	2,621
*	Ingevity Corp.	34,043	2,571
	Hecla Mining Co.	447,431	2,546
	Westlake Chemical Corp.	26,896	2,388
	Cabot Corp.	44,622	2,340
	Stepan Co.	17,651	2,244
	Minerals Technologies Inc.	29,002	2,184
*	Arconic Corp.	84,841	2,154
*	Livent Corp.	124,082	2,149
*	Amyris Inc.	110,881	2,118
	Innospec Inc.	19,034	1,955
	Worthington Industries Inc.	28,408	1,906
	Boise Cascade Co.	31,813	1,903
	Mueller Industries Inc.	44,941	1,858
*,1	MP Materials Corp.	50,179	1,804
	GrafTech International Ltd.	146,894	1,797
	Compass Minerals International Inc.	28,166	1,767
	Domtar Corp.	46,236	1,708
	Tronox Holdings plc Class A	90,888	1,663
	Carpenter Technology Corp.	40,222	1,655
*	Coeur Mining Inc.	182,251	1,646
	Kaiser Aluminum Corp.	12,688	1,402
	Schweitzer-Mauduit International Inc.	26,059	1,276
*	GCP Applied Technologies Inc.	48,261	1,184
	Materion Corp.	16,503	1,093
*	Kraton Corp.	25,015	915
	Schnitzer Steel Industries Inc. Class A	20,124	841
*	Century Aluminum Co.	39,963	706
	U.S. Silica Holdings Inc.	57,143	702
	Neenah Inc.	13,644	701
	Glatfelter Corp.	39,891	684
*	AdvanSix Inc.	23,953	642
*,1	Energy Fuels Inc.	112,373	638
	PQ Group Holdings Inc.	37,292	623
*	Koppers Holdings Inc.	15,635	543
*	Clearwater Paper Corp.	13,856	521
	Hawkins Inc.	15,408	517
*	Rayonier Advanced Materials Inc.	49,878	452
	Omega Flex Inc.	2,751	434
*	Uranium Energy Corp.	148,776	426
	American Vanguard Corp.	20,574	420
*	Resolute Forest Products Inc.	37,664	412
	Verso Corp. Class A	27,730	405
*	Unifi Inc.	14,529	400
*	TimkenSteel Corp.	33,327	392
	Tredegar Corp.	24,492	368
	FutureFuel Corp.	21,259	309
*	Intrepid Potash Inc.	8,217	268
*	Northwest Pipe Co.	7,943	265
	Haynes International Inc.	8,870	263
*	Gatos Silver Inc.	22,433	224
*	Ryerson Holding Corp.	12,827	219
	Olympic Steel Inc.	6,414	189
*	NN Inc.	25,826	183
	Culp Inc.	10,134	156
*,1	Ur-Energy Inc.	140,240	154
*	Comstock Mining Inc.	30,836	141
	Northern Technologies International Corp.	8,968	136

		Shares	Market Value ($000)
*	Marrone Bio Innovations Inc.	63,675	133
*,1	Westwater Resources Inc.	24,771	133
	Gold Resource Corp.	50,034	132
*,1	CPS Technologies Corp.	9,761	128
*	Hycroft Mining Holding Corp.	34,912	122
*	LSB Industries Inc.	23,079	118
	Eastern Co.	4,309	116
*	U.S. Antimony Corp.	73,338	89
*	Golden Minerals Co.	132,802	88
*	Ampco-Pittsburgh Corp.	12,799	86
*	Synalloy Corp.	8,499	75
	Friedman Industries Inc.	8,845	72
*	Universal Stainless & Alloy Products Inc.	6,638	68
*	Solitario Zinc Corp.	56,114	47
*	Perma-Pipe International Holdings Inc.	5,795	35
	United-Guardian Inc.	2,129	32
*	Hycroft Mining Holding Corp.Warrants Exp. 10/5/23	20,000	13
			708,550
Consumer Discretionary (16.3%)
*	Amazon.com Inc.	354,202	1,095,929
*	Tesla Inc.	635,215	424,279
*	Walt Disney Co.	1,501,893	277,129
	Home Depot Inc.	891,300	272,069
*	Netflix Inc.	366,386	191,129
	Walmart Inc.	1,171,529	159,129
	NIKE Inc. Class B	1,052,477	139,864
	McDonald's Corp.	617,883	138,492
	Costco Wholesale Corp.	366,815	129,295
	Lowe's Cos. Inc.	604,866	115,033
	Starbucks Corp.	975,096	106,549
	Target Corp.	414,242	82,049
*	Booking Holdings Inc.	33,872	78,916
	TJX Cos. Inc.	943,713	62,427
	General Motors Co.	1,071,409	61,563
	Activision Blizzard Inc.	640,993	59,612
	Estee Lauder Cos. Inc. Class A	180,465	52,488
*	Uber Technologies Inc.	917,730	50,025
	Dollar General Corp.	202,646	41,060
*	Ford Motor Co.	3,225,194	39,509
	Ross Stores Inc.	294,481	35,311
*	Chipotle Mexican Grill Inc. Class A	23,274	33,068
	eBay Inc.	533,244	32,656
	Electronic Arts Inc.	238,115	32,234
*	Marriott International Inc. Class A	214,508	31,771
*	Aptiv plc	222,467	30,678
*	Lululemon Athletica Inc.	98,268	30,140
	Southwest Airlines Co.	489,293	29,876
*	O'Reilly Automotive Inc.	58,844	29,849
*	Hilton Worldwide Holdings Inc.	229,839	27,792
	Yum! Brands Inc.	249,003	26,937
*	AutoZone Inc.	18,801	26,402
*	Delta Air Lines Inc.	525,995	25,395
	DR Horton Inc.	284,137	25,322
*	Peloton Interactive Inc. Class A	206,090	23,173
*	Trade Desk Inc. Class A	35,101	22,874
	Lennar Corp. Class A	221,148	22,387
*	Dollar Tree Inc.	194,141	22,221
	Best Buy Co. Inc.	192,498	22,101

		Shares	Market Value ($000)
	VF Corp.	257,949	20,615
	ViacomCBS Inc. Class B	453,736	20,464
*	Etsy Inc.	98,413	19,847
	Expedia Group Inc.	113,867	19,599
	Las Vegas Sands Corp.	315,276	19,156
*	Copart Inc.	175,585	19,070
*	Wayfair Inc. Class A	60,379	19,004
*	Carnival Corp.	679,639	18,038
*	CarMax Inc.	133,813	17,752
*	Carvana Co. Class A	64,544	16,936
	Tractor Supply Co.	95,620	16,932
*	Take-Two Interactive Software Inc.	95,016	16,789
	Garmin Ltd.	126,941	16,737
*	Burlington Stores Inc.	54,537	16,296
	Darden Restaurants Inc.	107,716	15,296
	Royal Caribbean Cruises Ltd.	178,115	15,248
*	United Airlines Holdings Inc.	257,669	14,826
*	Caesars Entertainment Inc.	162,844	14,241
*	DraftKings Inc. Class A	225,719	13,843
	Genuine Parts Co.	118,562	13,705
*	NVR Inc.	2,904	13,681
*	Ulta Beauty Inc.	44,146	13,649
*	Penn National Gaming Inc.	127,895	13,409
*	Lyft Inc. Class A	210,910	13,325
	Omnicom Group Inc.	177,617	13,170
	American Airlines Group Inc.	527,791	12,614
	MGM Resorts International	325,777	12,376
	Domino's Pizza Inc.	32,186	11,838
	Whirlpool Corp.	51,994	11,457
*	L Brands Inc.	183,032	11,322
	Williams-Sonoma Inc.	63,080	11,304
	PulteGroup Inc.	207,930	10,904
	Pool Corp.	31,440	10,854
*	Roblox Corp. Class A	166,492	10,794
	Wynn Resorts Ltd.	85,598	10,731
	Hasbro Inc.	108,102	10,391
	News Corp. Class A	390,909	9,941
	Advance Auto Parts Inc.	54,130	9,932
	Fox Corp. Class A	272,700	9,847
*	Live Nation Entertainment Inc.	115,434	9,772
	Vail Resorts Inc.	33,223	9,690
*	Discovery Inc. Class C	256,410	9,459
	Interpublic Group of Cos. Inc.	321,885	9,399
*	Tapestry Inc.	227,319	9,368
*	Chegg Inc.	109,170	9,352
	BorgWarner Inc.	196,481	9,109
*	LKQ Corp.	212,330	8,988
	Lear Corp.	49,462	8,965
*	Five Below Inc.	46,385	8,850
*	Airbnb Inc. Class A	46,822	8,800
*	Bright Horizons Family Solutions Inc.	50,478	8,654
*	Zynga Inc. Class A	842,880	8,606
	Newell Brands Inc.	314,503	8,422
*	Norwegian Cruise Line Holdings Ltd.	298,565	8,237
*,1	GameStop Corp. Class A	43,215	8,203
*	RH	13,590	8,108
	Lithia Motors Inc. Class A	20,535	8,011
	Aramark	208,833	7,890

		Shares	Market Value ($000)
*	Deckers Outdoor Corp.	23,557	7,784
*	Floor & Decor Holdings Inc. Class A	80,693	7,705
	Kohl's Corp.	129,024	7,691
	Nielsen Holdings plc	293,326	7,377
*	Liberty Media Corp.-Liberty Formula One Class C	168,838	7,309
	Gentex Corp.	202,815	7,234
	Alaska Air Group Inc.	101,166	7,002
	Gap Inc.	229,296	6,828
	Service Corp. International	132,668	6,773
	Polaris Inc.	49,143	6,561
	Churchill Downs Inc.	28,421	6,464
*	Capri Holdings Ltd.	126,488	6,451
*	IAA Inc.	112,860	6,223
	Rollins Inc.	180,561	6,215
*	SiteOne Landscape Supply Inc.	36,304	6,199
	PVH Corp.	57,982	6,129
	New York Times Co. Class A	115,980	5,871
	Marriott Vacations Worldwide Corp.	33,641	5,860
*	Liberty Media Corp.- Liberty SiriusXM Class C	132,721	5,854
	Thor Industries Inc.	43,079	5,804
	Hanesbrands Inc.	291,957	5,743
*	Mattel Inc.	284,575	5,669
	Tempur Sealy International Inc.	149,948	5,482
*	Planet Fitness Inc. Class A	69,357	5,361
	Wyndham Hotels & Resorts Inc.	76,762	5,356
*	AutoNation Inc.	57,001	5,314
*	Terminix Global Holdings Inc.	110,980	5,290
*,1	Discovery Inc. Class A	121,185	5,267
*	JetBlue Airways Corp.	257,262	5,233
*	Texas Roadhouse Inc. Class A	54,171	5,197
*	BJ's Wholesale Club Holdings Inc.	115,611	5,186
	Harley-Davidson Inc.	128,149	5,139
	Toll Brothers Inc.	90,343	5,125
*	Chewy Inc. Class A	59,907	5,075
*,1	QuantumScape Corp.	111,216	4,977
	Leggett & Platt Inc.	108,447	4,951
	Nexstar Media Group Inc. Class A	34,012	4,776
	Foot Locker Inc.	84,636	4,761
*	YETI Holdings Inc.	65,832	4,754
*	Skechers USA Inc. Class A	113,403	4,730
	AMERCO	7,358	4,508
	Fox Corp. Class B	128,843	4,501
	Ralph Lauren Corp. Class A	36,215	4,460
	Travel + Leisure Co.	72,172	4,414
*	Helen of Troy Ltd.	20,617	4,343
*	Fox Factory Holding Corp.	33,796	4,294
*	Macy's Inc.	261,052	4,226
*	Crocs Inc.	52,178	4,198
*	Grand Canyon Education Inc.	39,092	4,187
*	TripAdvisor Inc.	76,641	4,123
[1]	Sirius XM Holdings Inc.	672,517	4,096
*	Ollie's Bargain Outlet Holdings Inc.	46,970	4,086
*	Sabre Corp.	267,518	3,962
*	frontdoor Inc.	70,709	3,801
	Dick's Sporting Goods Inc.	49,784	3,791
[1]	AMC Entertainment Holdings Inc. Class A	370,530	3,783
*	Sonos Inc.	100,216	3,755
*	Boyd Gaming Corp.	63,504	3,744

		Shares	Market Value ($000)
	Qurate Retail Inc. Series A	315,895	3,715
	American Eagle Outfitters Inc.	124,710	3,647
*	Under Armour Inc. Class A	162,773	3,607
*,1	Luminar Technologies Inc.	146,759	3,568
*	Shake Shack Inc. Class A	31,093	3,506
*	Nordstrom Inc.	92,179	3,491
*	Goodyear Tire & Rubber Co.	196,428	3,451
	TEGNA Inc.	182,758	3,441
	KB Home	73,815	3,435
	Cracker Barrel Old Country Store Inc.	19,244	3,327
*	Selectquote Inc.	110,067	3,248
	H&R Block Inc.	146,669	3,197
*	Taylor Morrison Home Corp. Class A	103,388	3,185
	Six Flags Entertainment Corp.	68,261	3,172
	Wingstop Inc.	24,919	3,169
*	Asbury Automotive Group Inc.	16,093	3,162
	Murphy USA Inc.	21,737	3,142
	Choice Hotels International Inc.	29,217	3,135
	Carter's Inc.	34,951	3,108
	Wendy's Co.	152,744	3,095
*	Spirit Airlines Inc.	82,886	3,059
*	Liberty Media Corp.- Liberty SiriusXM Class A	68,212	3,007
*	Avis Budget Group Inc.	41,001	2,974
*	National Vision Holdings Inc.	67,790	2,971
*	iRobot Corp.	23,967	2,928
*	Sleep Number Corp.	20,290	2,911
*	Stamps.com Inc.	14,381	2,869
	Columbia Sportswear Co.	27,113	2,864
*	Allegiant Travel Co. Class A	11,581	2,826
	Bed Bath & Beyond Inc.	96,874	2,824
*	Visteon Corp.	22,834	2,785
*	Under Armour Inc. Class C	150,783	2,783
*	Madison Square Garden Sports Corp.	15,383	2,761
	Dana Inc.	113,117	2,752
*	Meritage Homes Corp.	29,932	2,751
	MDC Holdings Inc.	45,570	2,707
	Extended Stay America Inc.	136,274	2,691
	Brinker International Inc.	37,735	2,681
*	LGI Homes Inc.	17,821	2,661
*	Cardlytics Inc.	24,138	2,648
	Hyatt Hotels Corp. Class A	31,647	2,617
	LCI Industries	19,630	2,597
*	Scientific Games Corp. Class A	67,431	2,597
*	Hilton Grand Vacations Inc.	68,240	2,558
	Warner Music Group Corp. Class A	73,536	2,525
	Wolverine World Wide Inc.	64,265	2,463
*	Stitch Fix Inc. Class A	49,582	2,456
	Rent-A-Center Inc.	42,571	2,455
	PROG Holdings Inc.	56,552	2,448
*	Signet Jewelers Ltd.	41,645	2,415
	Cooper Tire & Rubber Co.	42,828	2,398
*	Dorman Products Inc.	23,173	2,378
	Papa John's International Inc.	26,631	2,361
	Group 1 Automotive Inc.	14,519	2,291
	Coty Inc. Class A	253,671	2,286
*	2U Inc.	59,485	2,274
	SkyWest Inc.	41,329	2,252
*	Overstock.com Inc.	33,893	2,246

		Shares	Market Value ($000)
	Steven Madden Ltd.	58,903	2,195
	World Wrestling Entertainment Inc. Class A	39,721	2,155
	Big Lots Inc.	31,270	2,136
	Kontoor Brands Inc.	43,930	2,132
	Callaway Golf Co.	78,730	2,106
	Winnebago Industries Inc.	27,248	2,090
	Herman Miller Inc.	50,280	2,069
*	Tri Pointe Homes Inc.	101,438	2,065
	Rush Enterprises Inc. Class A	41,427	2,064
*	Gentherm Inc.	27,768	2,058
	Jack in the Box Inc.	18,632	2,045
	Penske Automotive Group Inc.	25,486	2,045
	Cheesecake Factory Inc.	34,310	2,008
*	SeaWorld Entertainment Inc.	39,854	1,980
*	Skyline Champion Corp.	42,265	1,913
	ODP Corp.	44,149	1,911
*	Fisker Inc.	110,909	1,910
*	Sally Beauty Holdings Inc.	94,331	1,899
	John Wiley & Sons Inc. Class A	34,696	1,881
*	Urban Outfitters Inc.	49,000	1,822
	Abercrombie & Fitch Co. Class A	52,812	1,812
	Graham Holdings Co. Class B	3,204	1,802
	PriceSmart Inc.	18,586	1,798
	Bloomin' Brands Inc.	66,132	1,789
	Strategic Education Inc.	19,372	1,781
	Monro Inc.	27,040	1,779
	Cinemark Holdings Inc.	84,931	1,733
*	Dave & Buster's Entertainment Inc.	35,930	1,721
*	iHeartMedia Inc. Class A	92,574	1,680
*	Knowles Corp.	78,439	1,641
	Red Rock Resorts Inc. Class A	50,036	1,631
	KAR Auction Services Inc.	107,734	1,616
	La-Z-Boy Inc.	37,842	1,608
*	Adtalem Global Education Inc.	40,416	1,598
*	At Home Group Inc.	55,462	1,592
*	Glu Mobile Inc.	127,275	1,588
	Lennar Corp. Class B	19,255	1,585
*	Vista Outdoor Inc.	49,412	1,585
*	Century Communities Inc.	26,082	1,573
*	Boot Barn Holdings Inc.	25,177	1,569
*	Cavco Industries Inc.	6,832	1,541
*	Michaels Cos. Inc.	69,358	1,522
*	Clean Energy Fuels Corp.	108,621	1,492
*	M/I Homes Inc.	24,997	1,477
	HNI Corp.	36,056	1,426
*	Malibu Boats Inc. Class A	17,883	1,425
*	Lions Gate Entertainment Corp. Class B	109,994	1,419
*	WW International Inc.	42,699	1,336
	Levi Strauss & Co. Class A	55,652	1,331
*	Central Garden & Pet Co. Class A	25,419	1,319
*	Madison Square Garden Entertainment Corp.	16,071	1,315
*,1	Blink Charging Co.	30,730	1,263
*	Vuzix Corp.	49,486	1,259
	Gray Television Inc.	68,322	1,257
	Dine Brands Global Inc.	13,806	1,243
*	Revolve Group Inc.	27,609	1,240
*	Purple Innovation Inc. Class A	39,188	1,240
*,1	AMC Networks Inc. Class A	23,096	1,228

		Shares	Market Value ($000)
*	GoPro Inc. Class A	105,385	1,227
*	RealReal Inc.	53,627	1,214
	Camping World Holdings Inc. Class A	32,762	1,192
	Oxford Industries Inc.	13,560	1,185
	Sinclair Broadcast Group Inc. Class A	38,908	1,138
	Franchise Group Inc.	30,565	1,104
*	Laureate Education Inc. Class A	79,708	1,083
*	Tupperware Brands Corp.	40,553	1,071
*	Everi Holdings Inc.	75,723	1,068
*	Liberty Media Corp.- Liberty Braves Class C	38,207	1,063
*	Stride Inc.	35,264	1,062
	Acushnet Holdings Corp.	25,306	1,046
*	Quotient Technology Inc.	64,025	1,046
*	G-III Apparel Group Ltd.	34,653	1,044
*	elf Beauty Inc.	38,317	1,028
*	Petco Health & Wellness Co. Inc.	46,173	1,023
*	BJ's Restaurants Inc.	17,469	1,015
	Matthews International Corp. Class A	25,627	1,014
*,1	Lordstown Motors Corp. Class A	85,676	1,008
	Hawaiian Holdings Inc.	37,772	1,007
	Inter Parfums Inc.	14,129	1,002
	Bally's Corp.	15,156	985
	Sturm Ruger & Co. Inc.	14,825	980
*	Hibbett Sports Inc.	14,064	969
	Buckle Inc.	24,494	962
	Meredith Corp.	31,984	953
*	Denny's Corp.	51,451	932
	Steelcase Inc. Class A	64,570	929
	EW Scripps Co. Class A	47,437	914
*	American Axle & Manufacturing Holdings Inc.	94,039	908
	Designer Brands Inc. Class A	50,922	886
*	QuinStreet Inc.	42,563	864
	Sonic Automotive Inc. Class A	17,413	863
*	MarineMax Inc.	16,925	835
*	Houghton Mifflin Harcourt Co.	109,065	831
*	Children's Place Inc.	11,900	829
	Smith & Wesson Brands Inc.	47,372	827
*	Zumiez Inc.	18,969	814
*,1	Canoo Inc.	88,534	799
*	Leslie's Inc.	32,012	784
*	America's Car-Mart Inc.	4,990	760
*	ANGI Homeservices Inc. Class A	58,162	756
	Guess? Inc.	32,007	752
	Aaron's Co. Inc.	29,269	752
*	Driven Brands Holdings Inc.	28,994	737
*	Stoneridge Inc.	23,032	733
*	Academy Sports and Outdoors Inc.	27,124	732
	Knoll Inc.	43,323	715
*	XPEL Inc.	13,714	712
	Standard Motor Products Inc.	17,073	710
	Viad Corp.	16,918	706
	Citi Trends Inc.	8,342	699
*	Arko Corp.	70,192	698
*,1	XL Fleet Corp.	76,886	690
*	Cars.com Inc.	52,191	676
*	Chuy's Holdings Inc.	15,097	669
*,1	Corsair Gaming Inc.	19,599	652
*	Ruth's Hospitality Group Inc.	26,193	650

		Shares	Market Value ($000)
*	Monarch Casino & Resort Inc.	10,701	649
*	Central Garden & Pet Co.	10,945	635
*	Perdoceo Education Corp.	53,018	634
*	Sportsman's Warehouse Holdings Inc.	36,261	625
*,1	Romeo Power Inc.	74,787	623
	Caleres Inc.	28,284	617
*	Gannett Co. Inc.	111,792	601
*	Lovesac Co.	10,393	588
*	Green Brick Partners Inc.	25,902	587
	Interface Inc. Class A	46,802	584
*	Lumber Liquidators Holdings Inc.	23,124	581
*	1-800-Flowers.com Inc. Class A	20,769	573
*	Lions Gate Entertainment Corp. Class A	37,979	568
*	Genesco Inc.	11,743	558
	Entercom Communications Corp. Class A	101,928	535
	Systemax Inc.	12,806	527
*	Cooper-Standard Holdings Inc.	14,478	526
	News Corp. Class B	22,396	525
*	Fossil Group Inc.	42,289	524
*	Beazer Homes USA Inc.	24,928	522
*	Lindblad Expeditions Holdings Inc.	27,429	518
	Carriage Services Inc. Class A	14,663	516
*	Rush Street Interactive Inc.	31,529	515
*	MSG Networks Inc. Class A	33,736	507
*	Clear Channel Outdoor Holdings Inc.	280,881	506
*	Accel Entertainment Inc. Class A	45,855	501
*	Tenneco Inc. Class A	46,574	499
*	Party City Holdco Inc.	85,856	498
*	Red Robin Gourmet Burgers Inc.	12,253	489
*	Universal Electronics Inc.	8,846	486
	Ethan Allen Interiors Inc.	17,483	483
*	ACV Auctions Inc. Class A	13,897	481
	Haverty Furniture Cos. Inc.	12,796	476
*,1	Genius Brands International Inc.	237,709	461
	Kimball International Inc. Class B	32,788	459
	RCI Hospitality Holdings Inc.	7,194	457
	Johnson Outdoors Inc. Class A	3,193	456
	Scholastic Corp.	14,938	450
*	American Public Education Inc.	12,392	442
*	Master Craft Boat Holdings Inc.	16,409	436
*	CarParts.com Inc.	30,552	436
	Movado Group Inc.	15,252	434
*	CarLotz Inc.	60,332	430
	Winmark Corp.	2,301	429
*	Liberty Media Corp.- Liberty Formula One Class A	11,125	425
*	Arlo Technologies Inc.	67,578	424
*	Container Store Group Inc.	25,464	424
*	Liberty TripAdvisor Holdings Inc. Class A	66,173	422
	Shoe Carnival Inc.	6,674	413
	Marcus Corp.	20,480	409
*	Motorcar Parts of America Inc.	18,169	409
*	Liquidity Services Inc.	21,474	399
	Dillard's Inc. Class A	4,044	391
*	Hovnanian Enterprises Inc. Class A	3,640	385
*	Golden Nugget Online Gaming Inc.	27,687	374
*	Nautilus Inc.	23,779	372
	Chico's FAS Inc.	111,384	369
*	Golden Entertainment Inc.	14,142	357

		Shares	Market Value ($000)
*,1	Eastman Kodak Co.	44,326	349
*,1	Dream Finders Homes Inc. Class A	14,454	348
	Clarus Corp.	20,016	341
*	Noodles & Co. Class A	32,740	339
*	Funko Inc. Class A	16,475	324
*	Kirkland's Inc.	11,440	321
*,1	Shift Technologies Inc.	38,395	319
*	Turtle Beach Corp.	11,922	318
*	TravelCenters of America Inc.	11,686	317
*	Mesa Air Group Inc.	23,386	315
*	Boston Omaha Corp. Class A	10,566	312
	Hooker Furniture Corp.	8,476	309
*	American Outdoor Brands Inc.	11,843	298
	Del Taco Restaurants Inc.	29,720	285
*	OneWater Marine Inc. Class A	6,864	274
*	Vizio Holding Corp. Class A	11,023	267
*	Cricut Inc. Class A	12,860	255
*	El Pollo Loco Holdings Inc.	15,765	254
*	Barnes & Noble Education Inc.	30,748	250
*	Century Casinos Inc.	24,110	248
*	Daily Journal Corp.	782	247
*	VOXX International Corp. Class A	12,973	247
*,1	Arcimoto Inc.	18,511	245
	Superior Group of Cos. Inc.	9,574	243
*,1	CuriosityStream Inc.	17,896	243
	Bassett Furniture Industries Inc.	9,932	241
*	Sun Country Airlines Holdings	7,027	241
*	Lands' End Inc.	9,680	240
*	Vera Bradley Inc.	23,678	239
	Cato Corp. Class A	19,736	237
*	VistaGen Therapeutics Inc.	106,838	228
*	Poshmark Inc. Class A	5,588	227
	Big 5 Sporting Goods Corp.	14,121	222
	A-Mark Precious Metals Inc.	6,087	219
*	Tilly's Inc. Class A	18,963	215
*	Regis Corp.	16,735	210
*,1	Mohawk Group Holdings Inc.	7,072	209
	Tribune Publishing Co.	11,531	207
*	Bluegreen Vacations Holding Class A	11,102	206
*	Thryv Holdings Inc.	8,571	201
*	Carrols Restaurant Group Inc.	33,393	200
*	Duluth Holdings Inc. Class B	11,825	200
	National CineMedia Inc.	43,312	200
	Rocky Brands Inc.	3,694	200
*	PlayAGS Inc.	24,685	199
*	Full House Resorts Inc.	22,955	195
*	Express Inc.	47,901	193
*,1	Hall of Fame Resort & Entertainment Co.	37,453	188
*	Lakeland Industries Inc.	6,673	186
	Escalade Inc.	8,776	184
*	Fiesta Restaurant Group Inc.	14,544	183
*	Leaf Group Ltd.	28,384	183
*	Casper Sleep Inc.	24,765	179
*	MDC Partners Inc. Class A	54,915	171
*	Drive Shack Inc.	52,740	169
	Lifetime Brands Inc.	11,366	167
*	Lincoln Educational Services Corp.	25,913	166
	Entravision Communications Corp. Class A	40,414	163

		Shares	Market Value ($000)
*	Delta Apparel Inc.	5,925	161
	Strattec Security Corp.	3,297	155
	Flexsteel Industries Inc.	4,412	154
	Acme United Corp.	3,895	154
*	Chicken Soup For The Soul Entertainment Inc.	6,402	154
*	Conn's Inc.	7,771	151
*	LiveXLive Media Inc.	34,796	151
*	Universal Technical Institute Inc.	25,928	151
*	BurgerFi International Inc.	9,651	149
*	Fluent Inc.	35,496	146
*	Alta Equipment Group Inc.	11,111	144
*	Kura Sushi USA Inc. Class A	4,490	142
*	Gaia Inc. Class A	11,846	141
	Hamilton Beach Brands Holding Co. Class A	7,791	141
*	J Alexander's Holdings Inc.	14,557	140
*	Emerald Holding Inc.	24,384	135
*	HyreCar Inc.	13,151	129
*	Superior Industries International Inc.	21,922	125
	Marine Products Corp.	7,669	125
*	Aspen Group Inc.	20,450	123
*	Cumulus Media Inc. Class A	13,183	120
*	Potbelly Corp.	19,904	118
	Saga Communications Inc. Class A	5,396	118
	Weyco Group Inc.	5,407	117
*	ONE Group Hospitality Inc.	15,600	117
*	Build-A-Bear Workshop Inc.	16,793	116
	Wayside Technology Group Inc.	4,347	109
*	Reading International Inc. Class A	18,429	102
	Nathan's Famous Inc.	1,617	102
*	Lazydays Holdings Inc.	5,685	101
	Educational Development Corp.	5,856	100
	Townsquare Media Inc. Class A	9,337	100
*,1	Radius Global Infrastructure Inc. Class A	7,776	96
*	Zovio Inc. Class A	23,676	96
*	Charles & Colvard Ltd.	31,847	94
*	Travelzoo	5,593	94
*	iMedia Brands Inc.	11,820	92
*	Lee Enterprises Inc.	3,574	92
*	Legacy Housing Corp.	5,152	91
*,1	Vinco Ventures Inc.	34,722	89
*	Marchex Inc. Class B	30,939	87
*	Luby's Inc.	25,825	85
*	Biglari Holdings Inc. Class A	123	83
*,1	ContextLogic Inc. Class A	5,090	80
*	Biglari Holdings Inc. Class B	595	79
*	Vince Holding Corp.	6,249	70
*	LMP Automotive Holdings Inc.	4,172	69
*	New Home Co. Inc.	12,542	66
*	BBQ Holdings Inc.	8,524	62
*	RumbleON Inc.	1,321	58
*,1	SRAX Inc. Class A	11,610	55
	NL Industries Inc.	7,172	53
*	Good Times Restaurants Inc.	12,665	51
*	Unique Fabricating Inc.	8,518	51
	A H Belo Corp. Class A	23,150	48
*	JOANN Inc.	4,579	47
*	thredUP Inc. Class A	1,820	42
*	Kewaunee Scientific Corp.	2,881	36

		Shares	Market Value ($000)
*	Ark Restaurants Corp.	1,632	33
*	Motorsport Games Inc. Class A	1,064	25
	CompX International Inc.	1,065	19
*	Coursera Inc.	210	9
*,2	Zagg Inc.	23,781	2
			5,517,614
Consumer Staples (5.0%)
	Procter & Gamble Co.	2,041,356	276,461
	Coca-Cola Co.	3,202,926	168,826
	PepsiCo Inc.	1,143,529	161,752
	Philip Morris International Inc.	1,287,833	114,282
	CVS Health Corp.	1,085,126	81,634
	Altria Group Inc.	1,535,376	78,550
	Mondelez International Inc. Class A	1,173,897	68,708
	Colgate-Palmolive Co.	705,364	55,604
	Kimberly-Clark Corp.	280,265	38,971
	Walgreens Boots Alliance Inc.	605,301	33,231
	Sysco Corp.	398,838	31,405
	General Mills Inc.	505,303	30,985
	Constellation Brands Inc. Class A	133,307	30,394
	Corteva Inc.	614,716	28,658
*	Monster Beverage Corp.	305,418	27,821
	Archer-Daniels-Midland Co.	460,500	26,249
	McKesson Corp.	131,734	25,693
	Kroger Co.	594,776	21,406
	Kraft Heinz Co.	505,231	20,209
	Keurig Dr Pepper Inc.	583,856	20,067
	Clorox Co.	103,272	19,919
	Brown-Forman Corp. Class B	286,825	19,782
	Hershey Co.	122,195	19,326
	McCormick & Co. Inc.	205,510	18,323
	Tyson Foods Inc. Class A	243,460	18,089
	Church & Dwight Co. Inc.	200,868	17,546
	Conagra Brands Inc.	384,377	14,453
	AmerisourceBergen Corp. Class A	117,845	13,914
	Kellogg Co.	212,556	13,455
	J M Smucker Co.	89,833	11,367
	Hormel Foods Corp.	221,718	10,594
*	Darling Ingredients Inc.	132,680	9,763
	Lamb Weston Holdings Inc.	120,538	9,339
*	Boston Beer Co. Inc. Class A	7,558	9,117
	Bunge Ltd.	109,892	8,711
	Campbell Soup Co.	162,089	8,148
	Molson Coors Beverage Co. Class B	148,147	7,578
	Casey's General Stores Inc.	30,203	6,530
*	U.S. Foods Holding Corp	166,935	6,364
*	Performance Food Group Co.	109,411	6,303
*	Freshpet Inc.	33,058	5,250
*	Post Holdings Inc.	47,389	5,010
*,1	Beyond Meat Inc.	36,983	4,812
	Ingredion Inc.	53,411	4,803
	Flowers Foods Inc.	156,043	3,714
*	Herbalife Nutrition Ltd.	79,847	3,542
	WD-40 Co.	11,417	3,496
*	Hain Celestial Group Inc.	71,435	3,115
	Lancaster Colony Corp.	15,913	2,791
	Spectrum Brands Holdings Inc.	31,748	2,699
*	Sprouts Farmers Market Inc.	100,763	2,682

		Shares	Market Value ($000)
	Energizer Holdings Inc.	56,287	2,671
	Sanderson Farms Inc.	17,050	2,656
*	TreeHouse Foods Inc.	47,589	2,486
*	Grocery Outlet Holding Corp.	66,507	2,453
*	Simply Good Foods Co.	72,726	2,212
	Nu Skin Enterprises Inc. Class A	40,448	2,139
	Medifast Inc.	9,536	2,020
	Primo Water Corp.	119,985	1,951
*	GrowGeneration Corp.	37,044	1,841
	Edgewell Personal Care Co.	44,909	1,778
	J & J Snack Foods Corp.	11,113	1,745
[1]	B&G Foods Inc.	53,965	1,676
*	United Natural Foods Inc.	46,544	1,533
*	Hostess Brands Inc. Class A	105,400	1,511
	Vector Group Ltd.	106,899	1,491
	Core-Mark Holding Co. Inc.	36,739	1,421
	Utz Brands Inc.	55,915	1,386
	Reynolds Consumer Products Inc.	45,677	1,360
*	Cal-Maine Foods Inc.	31,577	1,213
	Coca-Cola Consolidated Inc.	4,101	1,184
	Universal Corp.	19,678	1,161
*	USANA Health Sciences Inc.	10,849	1,059
*	Pilgrim's Pride Corp.	42,885	1,020
	National Beverage Corp.	19,147	936
	Calavo Growers Inc.	11,579	899
*,1	AppHarvest Inc.	48,971	896
*	Celsius Holdings Inc.	18,497	889
*	Rite Aid Corp.	42,936	878
	Fresh Del Monte Produce Inc.	28,382	813
*	BellRing Brands Inc. Class A	33,616	794
*	Chefs' Warehouse Inc.	25,532	778
	Weis Markets Inc.	13,732	776
	Ingles Markets Inc. Class A	11,531	711
	Seaboard Corp.	186	686
	Andersons Inc.	24,518	671
	John B Sanfilippo & Son Inc.	7,093	641
	ACCO Brands Corp.	72,795	614
	MGP Ingredients Inc.	10,219	604
	SpartanNash Co.	30,481	598
*,1	Tattooed Chef Inc.	30,597	595
	Turning Point Brands Inc.	11,269	588
*	Veru Inc.	53,132	573
	PetMed Express Inc.	16,190	570
*	Whole Earth Brands Inc.	32,748	427
	Tootsie Roll Industries Inc.	12,640	419
*	Hydrofarm Holdings Group Inc.	6,849	413
*,1	22nd Century Group Inc.	108,004	355
*	Vital Farms Inc.	14,325	313
*	NewAge Inc.	104,614	299
*	AquaBounty Technologies Inc.	43,729	293
*	MedAvail Holdings Inc.	20,325	285
	Limoneira Co.	14,134	247
*	The Duckhorn Portfolio Inc.	14,491	243
*	Landec Corp.	21,960	233
*	Seneca Foods Corp. Class A	4,623	218
*	LifeMD Inc.	12,938	205
*	HF Foods Group Inc.	25,973	188
	Village Super Market Inc. Class A	7,855	185

		Shares	Market Value ($000)
	Oil-Dri Corp. of America	4,877	168
	Natural Grocers by Vitamin Cottage Inc.	8,592	151
*	Mission Produce Inc.	7,711	147
*	PLBY Group Inc.	7,022	138
	Nature's Sunshine Products Inc.	6,280	125
*	Farmer Bros Co.	11,334	118
*	Natural Alternatives International Inc.	7,345	113
*,1	Laird Superfood Inc.	2,892	108
*	Reed's Inc.	90,090	105
*,1	Alkaline Water Co. Inc.	90,909	99
*	Calyxt Inc.	15,584	94
*	Lifevantage Corp.	10,023	94
*	Greenlane Holdings Inc. Class A	16,878	90
	Alico Inc.	2,206	66
*	S&W Seed Co.	18,009	65
*	Blue Apron Holdings Inc. Class A	8,752	55
*	RiceBran Technologies	33,157	33
*	Lifeway Foods Inc.	5,791	31
*	Bridgford Foods Corp.	1,495	23
			1,692,064
Energy (2.8%)
	Exxon Mobil Corp.	3,499,091	195,354
	Chevron Corp.	1,514,847	158,741
	ConocoPhillips	1,119,942	59,323
	EOG Resources Inc.	481,769	34,943
	Schlumberger NV	1,145,750	31,153
	Phillips 66	360,822	29,421
	Marathon Petroleum Corp.	536,760	28,711
	Pioneer Natural Resources Co.	178,522	28,353
	Kinder Morgan Inc.	1,597,191	26,593
	Valero Energy Corp.	337,779	24,185
	Williams Cos. Inc.	1,005,188	23,813
	Occidental Petroleum Corp.	767,242	20,424
	ONEOK Inc.	367,666	18,626
	Hess Corp.	227,191	16,076
*	Enphase Energy Inc.	95,574	15,498
*	Plug Power Inc.	413,974	14,837
	Halliburton Co.	688,035	14,765
*	Cheniere Energy Inc.	189,202	13,624
	Baker Hughes Co. Class A	569,089	12,298
	Devon Energy Corp.	553,147	12,086
	Diamondback Energy Inc.	148,611	10,921
	Texas Pacific Land Corp.	4,857	7,720
*	First Solar Inc.	79,820	6,968
	Marathon Oil Corp.	646,024	6,900
	Cabot Oil & Gas Corp.	326,969	6,140
	Targa Resources Corp.	187,001	5,937
	APA Corp.	308,315	5,519
	Ovintiv Inc. (XNYS)	210,503	5,014
	Cimarex Energy Co.	78,646	4,671
	NOV Inc.	325,733	4,469
	HollyFrontier Corp.	118,741	4,249
*	EQT Corp.	228,256	4,241
*	FuelCell Energy Inc.	257,806	3,715
*	ChampionX Corp.	166,346	3,615
*	PDC Energy Inc.	83,838	2,884
*	Array Technologies Inc.	96,169	2,868
	Equitrans Midstream Corp.	343,709	2,805

		Shares	Market Value ($000)
	New Fortress Energy Inc.	57,793	2,653
	Arcosa Inc.	40,390	2,629
*	Southwestern Energy Co.	557,083	2,590
*	Shoals Technologies Group Inc. Class A	74,015	2,574
*	SunPower Corp.	71,466	2,391
	Antero Midstream Corp.	260,418	2,352
*	Renewable Energy Group Inc.	35,516	2,345
	Helmerich & Payne Inc.	86,425	2,330
	Matador Resources Co.	93,908	2,202
*	Antero Resources Corp.	214,184	2,185
*	CNX Resources Corp.	147,155	2,163
*	Range Resources Corp.	200,332	2,069
	Murphy Oil Corp.	123,829	2,032
	World Fuel Services Corp.	49,490	1,742
*	Transocean Ltd.	488,952	1,736
*,1	Gevo Inc.	164,791	1,617
*	TPI Composites Inc.	28,362	1,600
	SM Energy Co.	97,413	1,595
	Cactus Inc. Class A	45,072	1,380
	Delek US Holdings Inc.	62,145	1,354
*	Magnolia Oil & Gas Corp. Class A	110,930	1,273
*	Callon Petroleum Co.	31,880	1,229
	Archrock Inc.	125,872	1,195
*	PBF Energy Inc. Class A	83,203	1,177
	Continental Resources Inc.	45,094	1,167
*	Ameresco Inc. Class A	23,514	1,143
	Patterson-UTI Energy Inc.	148,803	1,061
	Core Laboratories NV	36,763	1,058
*	Dril-Quip Inc.	30,347	1,008
*	Oceaneering International Inc.	86,564	989
*	Green Plains Inc.	34,692	939
*	NOW Inc.	91,053	919
*	ProPetro Holding Corp.	75,519	805
	Warrior Met Coal Inc.	46,063	789
	Liberty Oilfield Services Inc. Class A	67,890	766
	DMC Global Inc.	13,414	728
*	Helix Energy Solutions Group Inc.	128,881	651
*	MRC Global Inc.	71,175	643
*	Centennial Resource Development Inc. Class A	151,677	637
*	Bristow Group Inc.	24,236	627
*	Bonanza Creek Energy Inc.	16,302	582
	Arch Resources Inc.	13,323	554
	SunCoke Energy Inc.	77,903	546
*	NexTier Oilfield Solutions Inc.	146,677	546
*	Tellurian Inc.	210,970	494
	Nabors Industries Ltd.	5,282	494
*	Par Pacific Holdings Inc.	34,504	487
*	Northern Oil and Gas Inc.	39,734	480
	Brigham Minerals Inc. Class A	32,031	469
	CVR Energy Inc.	24,384	468
*,1	ChargePoint Holdings Inc.	16,198	433
*	American Superconductor Corp.	21,682	411
*	Tidewater Inc.	32,461	407
*	Contango Oil & Gas Co.	99,975	390
*,1	Advent Technologies Holdings Inc.	28,570	383
*	Aemetis Inc.	14,692	360
*	REX American Resources Corp.	4,201	354
*,1	Alto Ingredients Inc.	65,144	354

		Shares	Market Value ($000)
*	Talos Energy Inc.	27,883	336
	Berry Corp.	57,451	317
*	Comstock Resources Inc.	55,563	308
*	Matrix Service Co.	22,185	291
*	W&T Offshore Inc.	80,342	288
*	RPC Inc.	52,946	286
*	Laredo Petroleum Inc.	9,459	284
*	TETRA Technologies Inc.	116,560	280
*	Oil States International Inc.	46,347	279
	Solaris Oilfield Infrastructure Inc. Class A	22,541	277
*	FTS International Inc. Class A	11,196	277
*	Select Energy Services Inc. Class A	51,616	257
*,1	Beam Global	5,797	251
*	Newpark Resources Inc.	77,367	243
*	Orbital Energy Group Inc.	35,046	214
*	Centrus Energy Corp. Class A	8,446	200
*	Peabody Energy Corp.	60,173	184
*	Penn Virginia Corp.	13,737	184
*,1	Torchlight Energy Resources Inc.	96,774	177
*	CONSOL Energy Inc.	17,809	173
	Falcon Minerals Corp.	33,440	150
*,1	Ring Energy Inc.	63,932	148
	Altus Midstream Co. Class A	2,794	147
*	Trecora Resources	18,546	144
*	Alpha Metallurgical Resources Inc.	9,788	124
*	Capstone Turbine Corp.	13,423	123
*	Earthstone Energy Inc. Class A	16,735	120
*	Geospace Technologies Corp.	11,189	102
*	Natural Gas Services Group Inc.	10,759	102
*	Goodrich Petroleum Corp.	10,684	101
*,1	American Resources Corp. Class A	26,674	101
*	Vine Energy Inc. Class A	7,375	101
*	SEACOR Marine Holdings Inc.	18,771	100
*	Exterran Corp.	29,186	98
	NACCO Industries Inc. Class A	3,937	98
*	KLX Energy Services Holdings Inc.	5,977	96
*	VAALCO Energy Inc.	42,208	95
*	SandRidge Energy Inc.	23,225	91
	Evolution Petroleum Corp.	24,898	84
*	Mammoth Energy Services Inc.	15,291	81
	Amplify Energy Corp.	28,902	80
*	Flotek Industries Inc.	46,970	79
*	Forum Energy Technologies Inc.	3,991	74
*	U.S. Well Services Inc.	65,359	68
*	Battalion Oil Corp.	5,921	64
*	Dawson Geophysical Co.	21,717	53
*	Ranger Energy Services Inc.	9,690	53
*	NextDecade Corp.	19,818	53
	PHX Minerals Inc.	17,972	52
*	Profire Energy Inc.	39,969	44
*	Ramaco Resources Inc.	10,388	44
*	Gulf Island Fabrication Inc.	10,847	42
	Adams Resources & Energy Inc.	1,512	42
*	MIND Technology Inc.	15,887	36
*	HighPeak Energy Inc.	5,668	34
*,2	Alta Mesa Resources Inc. Class A	103,408	—
			944,145

		Shares	Market Value ($000)
Financials (11.3%)
	JPMorgan Chase & Co.	2,527,322	384,734
*	Berkshire Hathaway Inc. Class B	1,483,031	378,870
	Bank of America Corp.	6,437,879	249,082
	Wells Fargo & Co.	3,421,991	133,697
	Citigroup Inc.	1,723,731	125,401
	Morgan Stanley	1,242,237	96,472
	Goldman Sachs Group Inc.	286,090	93,551
	BlackRock Inc.	113,605	85,654
	Charles Schwab Corp.	1,267,393	82,609
	S&P Global Inc.	199,634	70,445
	Truist Financial Corp.	1,116,277	65,101
	U.S. Bancorp	1,121,651	62,039
	PNC Financial Services Group Inc.	350,985	61,566
	CME Group Inc.	297,144	60,686
	Intercontinental Exchange Inc.	466,168	52,062
	Marsh & McLennan Cos. Inc.	421,153	51,296
	Chubb Ltd.	317,201	50,108
	Progressive Corp.	484,937	46,365
	Aon plc Class A	186,899	43,007
	Blackstone Group Inc. Class A	566,128	42,194
	Moody's Corp.	131,981	39,411
	MetLife Inc.	548,041	33,315
	American International Group Inc.	713,402	32,966
	T Rowe Price Group Inc.	188,501	32,347
	Travelers Cos. Inc.	208,419	31,346
	Bank of New York Mellon Corp.	653,950	30,925
	Prudential Financial Inc.	328,180	29,897
	Allstate Corp.	238,943	27,455
	MSCI Inc. Class A	64,766	27,155
	Aflac Inc.	513,325	26,272
	Willis Towers Watson plc	106,524	24,381
	First Republic Bank	145,456	24,255
	Discover Financial Services	252,261	23,962
	State Street Corp.	276,085	23,194
	Ameriprise Financial Inc.	96,170	22,355
	KKR & Co. Inc.	452,446	22,102
	Fifth Third Bancorp	586,497	21,964
*	SVB Financial Group	42,655	21,057
	Arthur J Gallagher & Co.	160,053	19,970
	Hartford Financial Services Group Inc.	294,690	19,682
	Northern Trust Corp.	163,127	17,146
	Regions Financial Corp.	789,935	16,320
	M&T Bank Corp.	106,844	16,199
	KeyCorp.	795,409	15,892
	Citizens Financial Group Inc.	350,496	15,474
	MarketAxess Holdings Inc.	29,755	14,816
	Broadridge Financial Solutions Inc.	96,042	14,704
	Nasdaq Inc.	95,423	14,071
	Ally Financial Inc.	309,244	13,981
	Principal Financial Group Inc.	225,352	13,512
	Huntington Bancshares Inc.	841,175	13,223
*	Markel Corp.	11,446	13,044
	Cincinnati Financial Corp.	126,390	13,030
	Raymond James Financial Inc.	102,428	12,554
*	Arch Capital Group Ltd.	319,133	12,245
	Equitable Holdings Inc.	362,768	11,833
*	Berkshire Hathaway Inc. Class A	28	10,800

		Shares	Market Value ($000)
	Signature Bank	44,628	10,090
	Annaly Capital Management Inc.	1,146,688	9,862
	FactSet Research Systems Inc.	31,652	9,767
	Loews Corp.	187,935	9,637
	Fidelity National Financial Inc.	231,066	9,395
	LPL Financial Holdings Inc.	65,477	9,308
	Lincoln National Corp.	149,249	9,294
	Brown & Brown Inc.	197,226	9,015
	Cboe Global Markets Inc.	88,423	8,726
	East West Bancorp Inc.	116,066	8,566
	Invesco Ltd.	338,179	8,529
	W R Berkley Corp.	109,388	8,242
	Everest Re Group Ltd.	33,063	8,193
	Apollo Global Management Inc. Class A	174,170	8,188
	Comerica Inc.	113,965	8,176
	First Horizon Corp.	457,729	7,740
	Globe Life Inc.	77,957	7,533
	AGNC Investment Corp.	443,857	7,439
	Franklin Resources Inc.	249,891	7,397
	Zions Bancorp NA	133,985	7,364
	American Financial Group Inc.	64,412	7,349
	Reinsurance Group of America Inc.	55,834	7,038
	Western Alliance Bancorp	74,293	7,016
*	Alleghany Corp.	11,038	6,913
	Assurant Inc.	47,774	6,773
	Commerce Bancshares Inc.	87,886	6,733
	RenaissanceRe Holdings Ltd.	41,783	6,696
	Ares Management Corp. Class A	117,291	6,572
	SEI Investments Co.	107,140	6,528
	Voya Financial Inc.	102,361	6,514
	People's United Financial Inc.	349,766	6,261
	Carlyle Group Inc.	163,279	6,002
*,1	Opendoor Technologies Inc.	279,862	5,930
	TCF Financial Corp.	124,706	5,794
	Starwood Property Trust Inc.	221,656	5,484
	Prosperity Bancshares Inc.	72,502	5,430
	Pinnacle Financial Partners Inc.	59,832	5,305
	Tradeweb Markets Inc. Class A	71,456	5,288
	Old Republic International Corp.	241,459	5,273
	Stifel Financial Corp.	81,912	5,247
	Synovus Financial Corp.	114,420	5,235
*	Athene Holding Ltd. Class A	103,514	5,217
	First Financial Bankshares Inc.	110,307	5,155
	Cullen/Frost Bankers Inc.	47,247	5,139
	SLM Corp.	276,200	4,963
	First American Financial Corp.	87,313	4,946
	Affiliated Managers Group Inc.	33,002	4,918
	Primerica Inc.	33,000	4,878
	Popular Inc.	69,021	4,854
	South State Corp.	59,642	4,682
	Erie Indemnity Co. Class A	21,097	4,661
	New York Community Bancorp Inc.	369,052	4,657
	Interactive Brokers Group Inc. Class A	63,385	4,630
	Jefferies Financial Group Inc.	152,221	4,582
	Valley National Bancorp	329,643	4,529
	Janus Henderson Group plc	144,470	4,500
	Glacier Bancorp Inc.	77,909	4,447
	Morningstar Inc.	19,308	4,345

		Shares	Market Value ($000)
	CIT Group Inc.	83,014	4,276
	Unum Group	152,325	4,239
	Bank OZK	101,663	4,153
	Essent Group Ltd.	87,393	4,150
	Webster Financial Corp.	74,684	4,116
	United Bankshares Inc.	104,532	4,033
	RLI Corp.	35,792	3,993
	Kemper Corp.	50,039	3,989
	New Residential Investment Corp.	346,918	3,903
	MGIC Investment Corp.	281,596	3,900
	Evercore Inc. Class A	29,462	3,881
	Sterling Bancorp	163,569	3,765
	PacWest Bancorp	97,214	3,709
	Selective Insurance Group Inc.	50,481	3,662
	Lazard Ltd. Class A	83,754	3,644
	Wintrust Financial Corp.	48,048	3,642
	Radian Group Inc.	154,830	3,600
	Blackstone Mortgage Trust Inc. Class A	112,280	3,481
	Hanover Insurance Group Inc.	26,607	3,445
	BankUnited Inc.	78,346	3,443
	Community Bank System Inc.	44,851	3,441
	UMB Financial Corp.	36,434	3,364
	First Citizens BancShares Inc. Class A	4,003	3,346
	Pacific Premier Bancorp Inc.	76,428	3,320
*	Brighthouse Financial Inc.	73,069	3,233
	Umpqua Holdings Corp.	183,109	3,214
	OneMain Holdings Inc.	59,552	3,199
	FNB Corp.	250,061	3,176
	Home BancShares Inc.	116,898	3,162
*	Open Lending Corp. Class A	87,077	3,084
	Kinsale Capital Group Inc.	18,184	2,997
	Eastern Bankshares Inc.	155,126	2,992
	Axis Capital Holdings Ltd.	60,233	2,986
*	Texas Capital Bancshares Inc.	41,820	2,966
	First Hawaiian Inc.	107,928	2,954
*	Cannae Holdings Inc.	72,781	2,884
	BancorpSouth Bank	88,700	2,881
	Hancock Whitney Corp.	68,490	2,877
	Houlihan Lokey Inc. Class A	43,205	2,874
	Bank of Hawaii Corp.	32,095	2,872
*	Riot Blockchain Inc.	53,904	2,871
	White Mountains Insurance Group Ltd.	2,544	2,836
	Ameris Bancorp	53,758	2,823
*	Credit Acceptance Corp.	7,822	2,818
	Investors Bancorp Inc.	191,415	2,812
*	Enstar Group Ltd.	11,250	2,776
	CNO Financial Group Inc.	112,720	2,738
	Old National Bancorp	140,894	2,725
	Assured Guaranty Ltd.	63,788	2,697
	Cathay General Bancorp	65,038	2,652
	Moelis & Co. Class A	48,005	2,634
	Artisan Partners Asset Management Inc. Class A	50,243	2,621
	Virtu Financial Inc. Class A	82,834	2,572
	Columbia Banking System Inc.	59,488	2,563
	Associated Banc-Corp.	118,536	2,530
	United Community Banks Inc.	73,552	2,510
	Simmons First National Corp. Class A	83,274	2,471
	American Equity Investment Life Holding Co.	77,002	2,428

		Shares	Market Value ($000)
	Atlantic Union Bankshares Corp.	63,133	2,422
	Walker & Dunlop Inc.	23,559	2,420
*,1	Lemonade Inc.	25,456	2,371
	ServisFirst Bancshares Inc.	38,557	2,365
	Chimera Investment Corp.	184,793	2,347
	Independent Bank Corp.	27,731	2,335
	Federated Hermes Inc.	74,186	2,322
	Hamilton Lane Inc. Class A	26,081	2,310
	Fulton Financial Corp.	133,801	2,279
[1]	Rocket Cos. Inc. Class A	98,581	2,276
*	Trupanion Inc.	29,640	2,259
	Independent Bank Group Inc.	30,566	2,208
*	Silvergate Capital Corp. Class A	15,450	2,197
	First Midwest Bancorp Inc.	99,731	2,185
	CVB Financial Corp.	98,726	2,181
	First Merchants Corp.	46,704	2,172
	FirstCash Inc.	33,052	2,171
	PennyMac Financial Services Inc.	32,182	2,152
	Navient Corp.	149,070	2,133
	Cadence BanCorp. Class A	102,485	2,124
	International Bancshares Corp.	45,380	2,107
	First BanCorp.	184,799	2,081
*	Mr Cooper Group Inc.	58,957	2,049
	BOK Financial Corp.	22,903	2,046
	Flagstar Bancorp Inc.	45,310	2,043
*	LendingTree Inc.	9,578	2,040
	WSFS Financial Corp.	40,213	2,002
	Washington Federal Inc.	63,309	1,950
*	Axos Financial Inc.	40,052	1,883
	Hilltop Holdings Inc.	52,266	1,784
[1]	GCM Grosvenor Inc. Class A	149,714	1,782
	Live Oak Bancshares Inc.	25,972	1,779
	WesBanco Inc.	48,865	1,762
	Renasant Corp.	42,150	1,744
	Towne Bank	57,189	1,739
	First Financial Bancorp	72,426	1,738
	Two Harbors Investment Corp.	237,043	1,738
	Sandy Spring Bancorp Inc.	38,825	1,686
	PennyMac Mortgage Investment Trust	85,643	1,679
	BancFirst Corp.	23,119	1,634
*	Seacoast Banking Corp. of Florida	44,767	1,622
	Piper Sandler Cos.	14,631	1,604
	Trustmark Corp.	47,667	1,604
	Arbor Realty Trust Inc.	100,745	1,602
*	NMI Holdings Inc. Class A	67,072	1,586
	Banner Corp.	28,962	1,545
	Hope Bancorp Inc.	102,312	1,541
	Horace Mann Educators Corp.	35,496	1,534
	MFA Financial Inc.	374,619	1,525
	Heartland Financial USA Inc.	30,105	1,513
	Northwest Bancshares Inc.	103,866	1,501
*	eHealth Inc.	20,242	1,472
	Eagle Bancorp Inc.	27,649	1,471
	New York Mortgage Trust Inc.	328,998	1,471
	Park National Corp.	11,308	1,462
	NBT Bancorp Inc.	36,541	1,458
	Goosehead Insurance Inc. Class A	13,545	1,452
*	Genworth Financial Inc. Class A	436,133	1,448

		Shares	Market Value ($000)
	Apollo Commercial Real Estate Finance Inc.	102,640	1,434
	Lakeland Financial Corp.	20,727	1,434
	Capitol Federal Financial Inc.	107,570	1,425
	Great Western Bancorp Inc.	46,937	1,422
*	PRA Group Inc.	38,118	1,413
	Argo Group International Holdings Ltd.	27,793	1,399
	Virtus Investment Partners Inc.	5,866	1,381
	First Interstate BancSystem Inc. Class A	29,984	1,380
	Mercury General Corp.	22,340	1,358
	Cohen & Steers Inc.	20,435	1,335
*	Triumph Bancorp Inc.	17,256	1,335
	BGC Partners Inc. Class A	273,131	1,319
	Provident Financial Services Inc.	58,807	1,310
	Santander Consumer USA Holdings Inc.	48,191	1,304
*	LendingClub Corp.	77,895	1,287
	Waddell & Reed Financial Inc. Class A	51,330	1,286
	Westamerica BanCorp.	19,916	1,250
	First Commonwealth Financial Corp.	85,517	1,229
*	Palomar Holdings Inc.	18,273	1,225
*,1	Upstart Holdings Inc.	9,361	1,206
	First Busey Corp.	46,870	1,202
	ProAssurance Corp.	44,769	1,198
	Veritex Holdings Inc.	36,391	1,191
	Meta Financial Group Inc.	26,160	1,185
	PJT Partners Inc. Class A	17,409	1,178
	OceanFirst Financial Corp.	48,860	1,170
	FB Financial Corp.	26,208	1,165
	Stewart Information Services Corp.	22,380	1,164
	S&T Bancorp Inc.	34,310	1,149
*	Focus Financial Partners Inc. Class A	27,259	1,135
	iStar Inc.	62,796	1,116
	StepStone Group Inc. Class A	31,333	1,105
	Broadmark Realty Capital Inc.	105,126	1,100
	James River Group Holdings Ltd.	23,427	1,069
	First Bancorp	24,525	1,067
*	Encore Capital Group Inc.	26,417	1,063
	Employers Holdings Inc.	24,666	1,062
	AMERISAFE Inc.	16,553	1,059
	Ladder Capital Corp. Class A	89,721	1,059
	City Holding Co.	12,914	1,056
	Enterprise Financial Services Corp.	21,359	1,056
	Southside Bancshares Inc.	27,309	1,052
	Safety Insurance Group Inc.	12,472	1,051
	Premier Financial Corp.	31,309	1,041
	German American Bancorp Inc.	21,971	1,015
	TFS Financial Corp.	49,672	1,012
*	BRP Group Inc. Class A	36,661	999
	TriCo Bancshares	20,986	994
	Brightsphere Investment Group Inc.	48,767	994
	Redwood Trust Inc.	92,272	961
*	Enova International Inc.	26,790	950
	Boston Private Financial Holdings Inc.	71,180	948
*,1	Oscar Health Inc. Class A	34,181	919
	National Bank Holdings Corp. Class A	22,927	910
	Tompkins Financial Corp.	10,952	906
	Stock Yards Bancorp Inc.	17,502	894
	Nelnet Inc. Class A	12,127	882
	Bryn Mawr Bank Corp.	18,780	855

		Shares	Market Value ($000)
	Berkshire Hills Bancorp Inc.	37,786	843
	HomeStreet Inc.	18,811	829
*	Bancorp Inc.	39,797	825
*	GoHealth Inc. Class A	70,327	822
	OFG Bancorp	36,304	821
	Dime Community Bancshares Inc.	26,843	809
	Kearny Financial Corp.	66,595	804
*	StoneX Group Inc.	12,241	800
	Brookline Bancorp Inc.	53,121	797
	Origin Bancorp Inc.	18,651	791
	B Riley Financial Inc.	13,969	788
*	Columbia Financial Inc.	44,700	781
	Invesco Mortgage Capital Inc.	193,542	776
	Lakeland Bancorp Inc.	44,232	771
	Heritage Financial Corp.	27,203	768
	Washington Trust Bancorp Inc.	14,787	763
	ConnectOne Bancorp Inc.	29,202	740
	Univest Financial Corp.	25,803	738
	Federal Agricultural Mortgage Corp. Class C	7,167	722
	Banc of California Inc.	39,832	720
	United Fire Group Inc.	20,325	707
	Horizon Bancorp Inc.	37,472	696
	American National Group Inc.	6,383	689
	National Western Life Group Inc. Class A	2,757	686
	ARMOUR Residential REIT Inc.	55,879	682
*	Ambac Financial Group Inc.	40,500	678
	Cowen Inc. Class A	19,280	678
*	SiriusPoint Ltd.	65,598	667
	Camden National Corp.	13,896	665
	WisdomTree Investments Inc.	105,332	658
	First Bancorp Inc. (XNMS)	17,760	650
	First Foundation Inc.	27,500	645
*	Blucora Inc.	38,699	644
	Heritage Commerce Corp.	52,200	638
	Great Southern Bancorp Inc.	11,180	634
*	Watford Holdings Ltd.	18,302	633
	QCR Holdings Inc.	13,383	632
	Northfield Bancorp Inc.	39,444	628
	Meridian Bancorp Inc.	33,942	625
*	Customers Bancorp Inc.	19,423	618
	Community Trust Bancorp Inc.	13,973	615
	TrustCo Bank Corp.	82,232	606
	Central Pacific Financial Corp.	22,580	602
	Ready Capital Corp.	44,648	599
	Preferred Bank	9,397	598
	Granite Point Mortgage Trust Inc.	49,051	587
	Ellington Financial Inc.	35,487	568
	Hanmi Financial Corp.	27,962	552
	Capstead Mortgage Corp.	87,952	548
	Flushing Financial Corp.	25,706	546
[1]	UWM Holdings Corp.	67,966	539
*	TriState Capital Holdings Inc.	23,173	534
	TPG RE Finance Trust Inc.	47,248	529
	Arrow Financial Corp.	14,979	499
*	Nicolet Bankshares Inc.	5,920	494
	First Mid Bancshares Inc.	11,205	492
	Peapack-Gladstone Financial Corp.	15,899	491
	Mercantile Bank Corp.	14,983	486

		Shares	Market Value ($000)
	Independent Bank Corp.	20,204	478
	Orchid Island Capital Inc.	78,653	473
	KKR Real Estate Finance Trust Inc.	25,380	467
	First of Long Island Corp.	21,882	465
	Republic Bancorp Inc. Class A	10,469	464
	Bank of Marin Bancorp	11,728	459
	Cambridge Bancorp	5,311	448
	Waterstone Financial Inc.	21,928	448
*	World Acceptance Corp.	3,412	443
	Allegiance Bancshares Inc.	10,852	440
	FBL Financial Group Inc. Class A	7,847	439
*	Atlantic Capital Bancshares Inc.	18,119	437
*	CrossFirst Bankshares Inc.	31,613	436
*	MBIA Inc.	45,257	435
	Merchants Bancorp	10,200	428
	HCI Group Inc.	5,537	425
*	Oportun Financial Corp.	20,509	425
	Financial Institutions Inc.	13,937	422
	Bar Harbor Bankshares	14,319	421
	Dynex Capital Inc.	22,122	419
	MidWestOne Financial Group Inc.	13,338	413
	Farmers National Banc Corp.	24,423	408
	Altabancorp	9,715	408
	Byline Bancorp Inc.	19,148	405
	CBTX Inc.	13,060	401
	HomeTrust Bancshares Inc.	15,985	389
	Hingham Institution for Savings	1,360	386
	Diamond Hill Investment Group Inc.	2,449	382
	First Community Bankshares Inc.	12,696	381
	First Financial Corp.	8,212	370
*	Bridgewater Bancshares Inc.	22,859	369
	Old Second Bancorp Inc.	26,939	356
	West BanCorp. Inc	14,723	355
	Bank First Corp.	4,705	353
	Reliant Bancorp Inc.	12,274	352
*	Amerant Bancorp Inc.	18,464	343
*	Equity Bancshares Inc. Class A	12,511	343
	State Auto Financial Corp.	17,154	338
	First Internet Bancorp	9,481	334
*	Metropolitan Bank Holding Corp.	6,480	326
	Universal Insurance Holdings Inc.	22,580	324
	Peoples Bancorp Inc.	9,739	323
	Victory Capital Holdings Inc. Class A	12,571	321
	Sculptor Capital Management Inc. Class A	14,569	319
	Guaranty Bancshares Inc.	8,583	315
	Midland States Bancorp Inc.	11,303	314
	RBB Bancorp	15,393	312
	Sierra Bancorp	11,421	306
*	Assetmark Financial Holdings Inc.	13,009	304
	CNB Financial Corp.	12,325	303
	Crawford & Co. Class B	31,149	302
	First Bancorp Inc. (XNGS)	10,329	301
*,1	Root Inc. Class A	23,250	296
*	Southern First Bancshares Inc.	6,267	294
	Business First Bancshares Inc.	12,106	290
*	MoneyGram International Inc.	44,152	290
	Summit Financial Group Inc.	10,872	289
*	Carter Bankshares Inc.	20,477	286

		Shares	Market Value ($000)
	Southern Missouri Bancorp Inc.	7,236	285
	Alerus Financial Corp.	9,548	284
	Civista Bancshares Inc.	12,290	282
	Harbornone Bancorp Inc.	20,430	275
	Citizens & Northern Corp.	11,421	272
	MVB Financial Corp.	8,012	271
	Primis Financial Corp.	18,589	270
	American National Bankshares Inc.	8,097	268
*	MetroMile Inc.	26,015	268
	Spirit of Texas Bancshares Inc.	11,836	264
	Century Bancorp Inc. Class A	2,797	261
	Oppenheimer Holdings Inc. Class A	6,504	260
	Home Bancorp Inc.	7,072	255
*	Howard Bancorp Inc.	15,023	247
	1st Source Corp.	5,177	246
	PCSB Financial Corp.	14,750	245
	Macatawa Bank Corp.	24,533	244
	SmartFinancial Inc.	11,166	242
	Enterprise Bancorp Inc.	7,396	241
	Heritage Insurance Holdings Inc.	21,610	239
	National Bankshares Inc.	6,731	239
	Peoples Financial Services Corp.	5,555	235
	Regional Management Corp.	6,622	230
	Farmers & Merchants Bancorp Inc.	9,093	229
	Bank of Commerce Holdings	17,841	227
	Capital City Bank Group Inc.	8,723	227
*,1	Citizens Inc. Class A	39,264	227
	Central Valley Community Bancorp	11,989	221
	ACNB Corp.	7,552	221
*	AMMO Inc.	37,295	221
*	Maiden Holdings Ltd.	66,755	220
	Capstar Financial Holdings Inc.	12,603	217
	First Choice Bancorp	8,864	215
*	EZCorp. Inc. Class A	42,879	213
	Northrim BanCorp Inc.	5,007	213
	Metrocity Bankshares Inc.	13,855	213
	Amalgamated Financial Corp.	12,684	210
	First Bank	17,152	209
	Great Ajax Corp.	19,118	208
	FS Bancorp Inc.	3,051	205
	Investors Title Co.	1,228	204
	Curo Group Holdings Corp.	13,913	203
	First Business Financial Services Inc.	8,209	203
	Protective Insurance Corp. Class B	8,800	201
	Pzena Investment Management Inc. Class A	18,859	199
*	Ocwen Financial Corp.	6,957	198
	Northeast Bank	7,301	193
*	Pacific Mercantile Bancorp	21,670	193
	Territorial Bancorp Inc.	7,222	191
	Bank of Princeton	6,539	187
	Community Bankers Trust Corp.	21,096	186
*	Republic First Bancorp Inc.	48,570	183
*	BayCom Corp.	10,074	182
	Investar Holding Corp.	8,881	182
	Bankwell Financial Group Inc.	6,682	180
	Orrstown Financial Services Inc.	7,905	176
	Greenhill & Co. Inc.	10,650	175
	Tiptree Inc.	19,509	175

		Shares	Market Value ($000)
	Timberland Bancorp Inc.	6,298	175
	Independence Holding Co.	4,360	174
	Luther Burbank Corp.	14,477	171
	Unity Bancorp Inc.	7,494	165
*	Greenlight Capital Re Ltd. Class A	18,936	165
	Shore Bancshares Inc.	9,614	164
	Standard AVB Financial Corp.	4,984	163
	Premier Financial Bancorp Inc.	8,723	162
	Richmond Mutual BanCorp. Inc.	11,942	162
	Red River Bancshares Inc.	2,895	162
	South Plains Financial Inc.	7,074	161
*	Professional Holding Corp. Class A	8,790	161
*	Coastal Financial Corp.	6,035	158
	PCB Bancorp	10,468	157
	ChoiceOne Financial Services Inc.	6,523	157
	First Northwest Bancorp	9,392	156
*	NI Holdings Inc.	8,452	156
*	First Western Financial Inc.	6,238	156
	Codorus Valley Bancorp Inc.	8,406	155
	Community Financial Corp.	4,532	155
	Riverview Bancorp Inc.	22,319	155
	ESSA Bancorp Inc.	9,620	154
	OP Bancorp	14,487	152
	BankFinancial Corp.	14,629	151
	Penns Woods Bancorp Inc.	6,226	150
	Ellington Residential Mortgage REIT	12,192	150
	Mackinac Financial Corp.	10,703	150
*	Trean Insurance Group Inc.	9,185	148
	LCNB Corp.	8,403	147
*	Safeguard Scientifics Inc.	21,427	146
	BCB Bancorp Inc.	10,481	145
*	Select Bancorp Inc.	13,079	145
*	Arlington Asset Investment Corp. Class A	35,385	143
	United Insurance Holdings Corp.	19,845	143
*	Medallion Financial Corp.	20,075	142
	Level One Bancorp Inc.	5,494	142
	Donegal Group Inc. Class A	9,483	141
	First Community Corp.	7,052	141
	Hawthorn Bancshares Inc.	6,583	140
	Parke Bancorp Inc.	6,976	139
*	MainStreet Bancshares Inc.	6,562	136
	First Capital Inc.	2,766	135
	Evans Bancorp Inc.	3,966	134
	Western New England Bancorp Inc.	15,919	134
	FNCB Bancorp Inc.	17,770	134
	Ames National Corp.	5,256	134
	Fidelity D&D Bancorp Inc.	2,155	133
	Mid Penn Bancorp Inc.	4,979	133
	Western Asset Mortgage Capital Corp.	41,417	132
	Plumas Bancorp	4,517	132
*,1	Amerant Bancorp Inc. Class B	8,024	132
	Chemung Financial Corp.	3,092	129
*	Security National Financial Corp. Class A	13,770	129
	1st Constitution Bancorp	7,270	128
	First Financial Northwest Inc.	8,982	128
*	FVCBankcorp Inc.	7,380	128
	Meridian Corp.	4,682	122
*	Pioneer Bancorp Inc.	10,394	121

		Shares	Market Value ($000)
*	Capital Bancorp Inc.	6,085	117
	First United Corp.	6,583	116
	United Security Bancshares	14,133	116
	Union Bankshares Inc.	3,794	114
	CB Financial Services Inc.	5,108	113
	Marlin Business Services Corp.	8,289	113
	Eagle Bancorp Montana Inc.	4,636	113
	Westwood Holdings Group Inc.	7,751	112
*	Esquire Financial Holdings Inc.	4,853	111
	HBT Financial Inc.	6,435	110
	Middlefield Banc Corp.	5,180	109
	AG Mortgage Investment Trust Inc.	27,136	109
*	ACRES Commercial Realty Corp.	7,472	109
	Sachem Capital Corp.	20,534	107
	Norwood Financial Corp.	3,972	106
	Manning & Napier Inc.	16,394	106
*	California BanCorp.	5,914	105
	County Bancorp Inc.	4,244	102
	C&F Financial Corp.	2,281	101
	Salisbury Bancorp Inc.	2,232	99
	SB Financial Group Inc.	5,360	98
	Nexpoint Real Estate Finance Inc.	5,255	98
*	Heritage Global Inc.	34,014	97
	Lument Finance Trust Inc.	27,115	96
	Cherry Hill Mortgage Investment Corp.	10,141	95
*	Sterling Bancorp Inc.	16,749	95
	Provident Financial Holdings Inc.	5,547	94
*	ProSight Global Inc.	7,452	94
*	BM Technologies Inc.	8,089	94
	Peoples Bancorp of North Carolina Inc.	3,935	93
*	Guild Holdings Co. Class A	6,557	93
	Citizens Community Bancorp Inc.	7,386	92
	GAMCO Investors Inc. Class A	4,894	91
*	Malvern Bancorp Inc.	4,773	89
	IF Bancorp Inc.	4,056	87
	Old Point Financial Corp.	3,612	85
	Riverview Financial Corp.	8,121	85
	Prudential Bancorp Inc.	5,501	81
	Provident Bancorp Inc.	5,551	80
*	Consumer Portfolio Services Inc.	19,297	78
	First Guaranty Bancshares Inc.	4,247	76
*	Ponce de Leon Federal Bank	6,750	75
	Kingstone Cos. Inc.	8,512	73
	Ohio Valley Banc Corp.	2,951	72
	Silvercrest Asset Management Group Inc. Class A	4,801	69
	Associated Capital Group Inc. Class A	1,854	66
	Severn Bancorp Inc.	5,382	65
	Greene County Bancorp Inc.	2,548	64
	Summit State Bank	3,875	63
	AmeriServ Financial Inc.	15,247	62
	First Savings Financial Group Inc.	921	62
*	Elevate Credit Inc.	20,549	60
	Auburn National BanCorp Inc.	1,551	59
	FedNat Holding Co.	10,920	51
*	MMA Capital Holdings Inc.	2,227	51
	Bank7 Corp.	2,764	49
	US Global Investors Inc. Class A	6,875	48
*	Randolph Bancorp Inc.	2,351	47

		Shares	Market Value ($000)
	Oak Valley Bancorp	2,728	47
	Sound Financial Bancorp Inc.	1,102	46
*	Great Elm Group Inc.	18,596	45
*	BM Technologies Inc.	4,112	43
	Manhattan Bridge Capital Inc.	6,830	42
*	Rhinebeck Bancorp Inc.	3,974	41
*	Nicholas Financial Inc.	3,692	39
	Franklin Financial Services Corp.	1,043	33
	Hennessy Advisors Inc.	3,282	28
*	Conifer Holdings Inc.	4,822	18
*	Siebert Financial Corp.	1,029	4
			3,841,795
Health Care (13.1%)
	Johnson & Johnson	2,172,690	357,082
	UnitedHealth Group Inc.	785,457	292,245
	Abbott Laboratories	1,466,025	175,688
	Pfizer Inc.	4,597,528	166,568
	Merck & Co. Inc.	2,094,151	161,438
	AbbVie Inc.	1,459,615	157,960
	Thermo Fisher Scientific Inc.	325,736	148,659
	Eli Lilly and Co.	713,204	133,241
	Medtronic plc	1,115,666	131,794
	Danaher Corp.	530,323	119,365
	Amgen Inc.	477,479	118,802
	Bristol-Myers Squibb Co.	1,852,451	116,945
	Anthem Inc.	202,607	72,726
*	Intuitive Surgical Inc.	97,380	71,958
	Cigna Corp.	291,048	70,358
	Stryker Corp.	280,363	68,291
	Gilead Sciences Inc.	1,035,783	66,943
	Zoetis Inc.	392,776	61,854
	Becton Dickinson and Co.	240,544	58,488
*	Illumina Inc.	120,573	46,307
*	Vertex Pharmaceuticals Inc.	214,367	46,065
*	Boston Scientific Corp.	1,172,308	45,310
	Humana Inc.	106,691	44,730
*	Edwards Lifesciences Corp.	516,892	43,233
	HCA Healthcare Inc.	224,815	42,342
*	Regeneron Pharmaceuticals Inc.	82,442	39,007
	Baxter International Inc.	418,431	35,290
*	Biogen Inc.	125,690	35,162
*	IDEXX Laboratories Inc.	70,486	34,490
*	Moderna Inc.	261,344	34,223
	Agilent Technologies Inc.	252,380	32,088
*	Align Technology Inc.	58,564	31,714
*	Centene Corp.	481,012	30,741
*	IQVIA Holdings Inc.	158,609	30,634
*	Veeva Systems Inc. Class A	112,069	29,277
*	DexCom Inc.	79,373	28,526
	Zimmer Biomet Holdings Inc.	172,016	27,536
*	Alexion Pharmaceuticals Inc.	172,080	26,313
	ResMed Inc.	120,087	23,299
*	Laboratory Corp. of America Holdings	80,380	20,499
*	Teladoc Health Inc.	111,134	20,199
*	Exact Sciences Corp.	138,948	18,311
	Cerner Corp.	253,663	18,233
	West Pharmaceutical Services Inc.	60,970	17,180
*	Horizon Therapeutics plc	184,021	16,937

		Shares	Market Value ($000)
	Teleflex Inc.	38,474	15,984
*	Hologic Inc.	212,298	15,791
	Cooper Cos. Inc.	40,634	15,607
*	Seagen Inc.	111,447	15,476
	Cardinal Health Inc.	243,318	14,782
*	Catalent Inc.	139,479	14,689
*	Insulet Corp.	54,393	14,192
	Quest Diagnostics Inc.	110,466	14,177
*	Viatris Inc.	997,214	13,931
	STERIS plc	70,800	13,486
*	Alnylam Pharmaceuticals Inc.	95,464	13,479
*	Varian Medical Systems Inc.	76,265	13,463
*	Incyte Corp.	152,453	12,390
	Bio-Techne Corp.	31,930	12,195
*	ABIOMED Inc.	37,327	11,897
*	Charles River Laboratories International Inc.	40,892	11,852
	PerkinElmer Inc.	92,066	11,811
*	Avantor Inc.	405,759	11,739
	DENTSPLY SIRONA Inc.	180,610	11,525
*	Elanco Animal Health Inc.	388,540	11,443
*	Guardant Health Inc.	74,089	11,310
*	BioMarin Pharmaceutical Inc.	149,045	11,254
*	Molina Healthcare Inc.	47,938	11,206
*	10X Genomics Inc. Class A	61,027	11,046
	Royalty Pharma plc Class A	238,535	10,405
*	Bio-Rad Laboratories Inc. Class A	17,269	9,864
*	Novavax Inc.	52,440	9,508
*	Novocure Ltd.	71,518	9,453
*	Masimo Corp.	41,078	9,434
*	Repligen Corp.	43,409	8,439
*	PRA Health Sciences Inc.	53,243	8,164
	Universal Health Services Inc. Class B	60,979	8,134
*	Henry Schein Inc.	117,360	8,126
*	Penumbra Inc.	28,334	7,667
*	Neurocrine Biosciences Inc.	76,794	7,468
*	Jazz Pharmaceuticals plc	44,689	7,346
*	Amedisys Inc.	27,049	7,162
	Encompass Health Corp.	82,119	6,726
*	Mirati Therapeutics Inc.	38,131	6,532
*	Natera Inc.	63,897	6,488
*	DaVita Inc.	58,319	6,285
*	United Therapeutics Corp.	37,290	6,238
*	Acceleron Pharma Inc.	45,662	6,192
	Chemed Corp.	13,177	6,059
	Hill-Rom Holdings Inc.	54,621	6,035
*	Invitae Corp.	156,784	5,991
*	Exelixis Inc.	253,495	5,726
	Bruker Corp.	88,095	5,663
*	Ultragenyx Pharmaceutical Inc.	48,519	5,524
*	Fate Therapeutics Inc.	66,574	5,489
*	Arrowhead Pharmaceuticals Inc.	82,614	5,478
*	Bridgebio Pharma Inc.	87,282	5,377
*	Envista Holdings Corp.	130,764	5,335
*	Syneos Health Inc.	68,389	5,187
*	Ionis Pharmaceuticals Inc.	111,883	5,030
*	TG Therapeutics Inc.	102,219	4,927
*	LHC Group Inc.	25,082	4,796
*	Pacific Biosciences of California Inc.	143,955	4,795

		Shares	Market Value ($000)
*	Halozyme Therapeutics Inc.	113,469	4,731
*	Haemonetics Corp.	42,444	4,712
*	Blueprint Medicines Corp.	47,916	4,659
	Perrigo Co. plc	114,847	4,648
*	Tenet Healthcare Corp.	88,628	4,609
*	HealthEquity Inc.	66,987	4,555
*	Sarepta Therapeutics Inc.	60,493	4,509
*	NeoGenomics Inc.	93,179	4,494
*	Inspire Medical Systems Inc.	21,558	4,462
*	Tandem Diabetes Care Inc.	49,693	4,385
*	Omnicell Inc.	33,310	4,326
*	Denali Therapeutics Inc.	75,610	4,317
*	Twist Bioscience Corp.	34,698	4,298
*	Integra LifeSciences Holdings Corp.	60,011	4,146
*	Acadia Healthcare Co. Inc.	72,397	4,137
*	STAAR Surgical Co.	39,203	4,132
*	Adaptive Biotechnologies Corp.	99,662	4,012
*	Neogen Corp.	44,462	3,952
*	Medpace Holdings Inc.	24,076	3,950
	Ensign Group Inc.	42,068	3,948
*	Intellia Therapeutics Inc.	48,554	3,897
*	Globus Medical Inc. Class A	62,577	3,859
*	Oak Street Health Inc.	70,440	3,823
*	PPD Inc.	100,254	3,794
*	Nevro Corp.	26,816	3,741
*	Quidel Corp.	29,228	3,739
*	Emergent BioSolutions Inc.	38,804	3,605
*	Allakos Inc.	30,739	3,528
*	Iovance Biotherapeutics Inc.	111,029	3,515
*	Arena Pharmaceuticals Inc.	50,410	3,498
	Premier Inc. Class A	102,598	3,473
*	ICU Medical Inc.	16,347	3,358
*	Sage Therapeutics Inc.	43,874	3,284
*	iRhythm Technologies Inc.	23,124	3,211
*	Shockwave Medical Inc.	24,633	3,209
	CONMED Corp.	23,663	3,090
*	Glaukos Corp.	35,747	3,000
*	Veracyte Inc.	55,604	2,989
*	Kodiak Sciences Inc.	25,736	2,918
*	Select Medical Holdings Corp.	85,002	2,899
*	Turning Point Therapeutics Inc.	30,560	2,891
*	CareDx Inc.	41,519	2,827
*	Nektar Therapeutics Class A	141,270	2,825
*	1Life Healthcare Inc.	72,238	2,823
*	NuVasive Inc.	42,845	2,809
*	Vir Biotechnology Inc.	53,950	2,766
*	Insmed Inc.	80,670	2,748
*	PTC Therapeutics Inc.	57,245	2,711
*	Merit Medical Systems Inc.	44,306	2,653
*	HMS Holdings Corp.	71,584	2,647
*	ACADIA Pharmaceuticals Inc.	100,113	2,583
*	Agios Pharmaceuticals Inc.	49,304	2,546
*	AdaptHealth Corp. Class A	68,885	2,532
*	Integer Holdings Corp.	27,380	2,522
*	Alkermes plc	134,754	2,517
*	NanoString Technologies Inc.	37,347	2,454
*,1	Beam Therapeutics Inc.	30,583	2,448
*	Pacira BioSciences Inc.	34,905	2,446

		Shares	Market Value ($000)
*	FibroGen Inc.	69,412	2,409
*	R1 RCM Inc.	96,367	2,378
*	Editas Medicine Inc. Class A	56,451	2,371
*	AtriCure Inc.	35,450	2,323
*	Apellis Pharmaceuticals Inc.	53,803	2,309
	Owens & Minor Inc.	59,892	2,251
*	Reata Pharmaceuticals Inc. Class A	22,515	2,245
*,1	Clover Health Investments Corp.	295,667	2,235
*	Karuna Therapeutics Inc.	18,461	2,220
*	ChemoCentryx Inc.	43,209	2,214
	Patterson Cos. Inc.	69,240	2,212
*	Inari Medical Inc.	20,343	2,177
*	Amicus Therapeutics Inc.	218,710	2,161
*	Global Blood Therapeutics Inc.	52,778	2,151
*	Vericel Corp.	38,254	2,125
*	REVOLUTION Medicines Inc.	46,103	2,115
*	Intra-Cellular Therapies Inc.	62,110	2,107
*	Ligand Pharmaceuticals Inc.	13,308	2,029
*	Cantel Medical Corp.	24,927	1,990
*	Corcept Therapeutics Inc.	82,286	1,958
*	Progyny Inc.	43,415	1,932
*	Maravai LifeSciences Holdings Inc. Class A	52,660	1,877
*	Allogene Therapeutics Inc.	52,937	1,869
*,1	Sorrento Therapeutics Inc.	223,746	1,850
*	Arvinas Inc.	27,973	1,849
*	Myriad Genetics Inc.	60,253	1,835
*	Xencor Inc.	42,471	1,829
*	Magellan Health Inc.	19,602	1,828
*	Inovalon Holdings Inc. Class A	61,162	1,760
*	Prestige Consumer Healthcare Inc.	39,919	1,760
*	Accolade Inc.	38,607	1,752
	Healthcare Services Group Inc.	62,264	1,745
*	MEDNAX Inc.	68,242	1,738
*	Avanos Medical Inc.	39,602	1,732
*	Bluebird Bio Inc.	55,484	1,673
*	SpringWorks Therapeutics Inc.	22,477	1,654
*	Berkeley Lights Inc.	32,271	1,621
*,1	Inovio Pharmaceuticals Inc.	173,745	1,612
*	Revance Therapeutics Inc.	56,597	1,582
*	Multiplan Corp.	284,510	1,579
*	Deciphera Pharmaceuticals Inc.	35,003	1,570
*	ModivCare Inc.	10,376	1,537
*	BioCryst Pharmaceuticals Inc.	148,689	1,512
*,1	Butterfly Network Inc.	89,632	1,509
*	Rocket Pharmaceuticals Inc.	33,895	1,504
*	Kura Oncology Inc.	52,819	1,493
*	Quanterix Corp.	25,510	1,492
*	Sotera Health Co.	59,575	1,487
*	BioNano Genomics Inc.	183,418	1,482
*	MacroGenics Inc.	46,492	1,481
*	Dicerna Pharmaceuticals Inc.	56,438	1,443
*	Ironwood Pharmaceuticals Inc. Class A	128,846	1,440
*	Community Health Systems Inc.	106,272	1,437
*	Relay Therapeutics Inc.	41,439	1,433
*	Endo International plc	190,560	1,412
*	Heska Corp.	8,359	1,408
*,1	Cassava Sciences Inc.	31,151	1,400
*	Axonics Modulation Technologies Inc.	23,002	1,378

		Shares	Market Value ($000)
*	GenMark Diagnostics Inc.	57,248	1,368
*	Axsome Therapeutics Inc.	23,916	1,354
*	ImmunoGen Inc.	165,997	1,345
*	Phreesia Inc.	25,694	1,339
*	Addus HomeCare Corp.	12,710	1,329
*	Evolent Health Inc. Class A	64,376	1,300
*	Five Prime Therapeutics Inc.	34,466	1,298
*	OPKO Health Inc.	301,367	1,293
*	Cytokinetics Inc.	55,174	1,283
*	Silk Road Medical Inc.	25,299	1,281
*,1	GoodRx Holdings Inc. Class A	32,793	1,280
*	Ortho Clinical Diagnostics Holdings plc Class H	66,345	1,280
*	Health Catalyst Inc.	27,323	1,278
*	Cardiovascular Systems Inc.	33,070	1,268
*	Option Care Health Inc.	71,367	1,266
*	Heron Therapeutics Inc.	77,610	1,258
*	Travere Thrapeutics Inc.	48,864	1,220
*	Sangamo Therapeutics Inc.	97,321	1,219
*,1	Zomedica Corp.	755,755	1,194
*	Codexis Inc.	51,629	1,182
	Luminex Corp.	36,828	1,175
*	Arcus Biosciences Inc.	41,540	1,166
*	Seres Therapeutics Inc.	54,576	1,124
	U.S. Physical Therapy Inc.	10,652	1,109
*	Fulgent Genetics Inc.	11,477	1,109
*	Lantheus Holdings Inc.	51,522	1,101
*	Surgery Partners Inc.	24,698	1,093
*	Supernus Pharmaceuticals Inc.	41,388	1,084
*	Madrigal Pharmaceuticals Inc.	9,181	1,074
*	Zentalis Pharmaceuticals Inc.	24,598	1,067
*	Castle Biosciences Inc.	15,491	1,061
*	Morphic Holding Inc.	16,700	1,057
*	REGENXBIO Inc.	30,263	1,032
*,1	Ocugen Inc.	150,076	1,019
*	Scholar Rock Holding Corp.	19,797	1,003
*	Pennant Group Inc.	21,655	992
*	Aclaris Therapeutics Inc.	39,220	988
*	Meridian Bioscience Inc.	37,494	984
*	Rubius Therapeutics Inc.	37,136	984
*	ALX Oncology Holdings Inc.	13,325	983
*	Krystal Biotech Inc.	12,735	981
*	Atara Biotherapeutics Inc.	67,485	969
*	Ocular Therapeutix Inc.	58,685	963
*	Zogenix Inc.	48,892	954
*	Tactile Systems Technology Inc.	16,818	916
*	Brookdale Senior Living Inc.	150,687	912
*	Alector Inc.	45,264	912
*	Cerus Corp.	150,477	904
*	American Well Corp. Class A	51,939	902
*	Inogen Inc.	17,114	899
*,1	Hims & Hers Health Inc.	67,923	899
*	Translate Bio Inc.	53,563	883
*	Mersana Therapeutics Inc.	54,278	878
*	Theravance Biopharma Inc.	42,946	877
*	Certara Inc.	32,115	877
*	Radius Health Inc.	41,907	874
*	Avid Bioservices Inc.	47,714	870
*	Protagonist Therapeutics Inc.	33,470	867

		Shares	Market Value ($000)
*	BioLife Solutions Inc.	23,715	854
*	Coherus Biosciences Inc.	57,938	846
*	Rhythm Pharmaceuticals Inc.	39,789	846
*	Tabula Rasa HealthCare Inc.	18,230	839
*	Omeros Corp.	46,616	830
*	Anavex Life Sciences Corp.	55,446	829
*	SmileDirectClub Inc.	80,335	828
*	Tivity Health Inc.	37,061	827
*	Arcturus Therapeutics Holdings Inc.	19,991	826
*	Dynavax Technologies Corp.	83,454	820
*	Cara Therapeutics Inc.	37,723	819
*	Pliant Therapeutics Inc.	20,833	819
*	Enanta Pharmaceuticals Inc.	16,546	816
*	NextGen Healthcare Inc.	44,735	810
*	Replimune Group Inc.	26,173	799
*	TransMedics Group Inc.	19,174	796
*	Y-mAbs Therapeutics Inc.	26,325	796
*	Generation Bio Co.	27,948	795
*	MiMedx Group Inc.	76,504	788
*	RadNet Inc.	35,999	783
	Atrion Corp.	1,214	779
*,1	Curis Inc.	68,833	779
*	Sana Biotechnology Inc.	23,228	777
	National HealthCare Corp.	9,926	773
*	Dermtech Inc.	15,095	767
*	Natus Medical Inc.	29,472	755
*	Syndax Pharmaceuticals Inc.	33,761	755
*	Arcutis Biotherapeutics Inc.	26,087	755
*	CryoLife Inc.	33,323	752
*	CorVel Corp.	7,324	751
*	Nuvation Bio Inc.	71,350	746
*	Aerie Pharmaceuticals Inc.	41,716	745
*	Adverum Biotechnologies Inc.	75,150	741
*	Nurix Therapeutics Inc.	23,831	741
*	OraSure Technologies Inc.	63,008	735
*	Kymera Therapeutics Inc.	18,612	723
*	MannKind Corp.	183,568	720
	LeMaitre Vascular Inc.	14,745	719
*	Sutro Biopharma Inc.	31,488	717
*	Varex Imaging Corp.	34,965	716
*	G1 Therapeutics Inc.	29,722	715
*	Vanda Pharmaceuticals Inc.	47,444	713
*	Collegium Pharmaceutical Inc.	29,791	706
*	Outset Medical Inc.	12,837	698
*	Orthofix Medical Inc.	16,021	695
*	Amneal Pharmaceuticals Inc.	103,077	694
*	Celldex Therapeutics Inc.	33,542	691
*	SI-BONE Inc.	21,670	689
*	Keros Therapeutics Inc.	11,141	686
*	ZIOPHARM Oncology Inc.	188,860	680
*	Hanger Inc.	29,771	679
*	AngioDynamics Inc.	28,956	678
*	Personalis Inc.	27,326	672
*	Pandion Therapeutics Inc.	11,115	667
*,1	Humanigen Inc.	34,868	666
*	Alphatec Holdings Inc.	41,901	662
*	Innoviva Inc.	55,211	660
*,1	Esperion Therapeutics Inc.	23,459	658

		Shares	Market Value ($000)
*,1	Immunitybio Inc.	27,672	657
*	Apollo Medical Holdings Inc.	24,138	654
*	Surmodics Inc.	11,471	643
*	Applied Molecular Transport Inc.	14,561	641
*	NGM Biopharmaceuticals Inc.	22,025	640
*	Atea Pharmaceuticals Inc.	10,245	633
*	Signify Health Inc. Class A	20,986	614
*	PetIQ Inc. Class A	17,247	608
*	OrthoPediatrics Corp.	12,181	594
*	Axogen Inc.	29,196	592
*	Amphastar Pharmaceuticals Inc.	32,139	589
*	Antares Pharma Inc.	142,537	586
*	Karyopharm Therapeutics Inc.	55,362	582
*	Bioxcel Therapeutics Inc.	13,467	581
*	Epizyme Inc.	66,414	578
*	OptimizeRx Corp.	11,862	578
*	Kadmon Holdings Inc.	147,481	574
*	Stoke Therapeutics Inc.	14,788	574
*	Forma Therapeutics Holdings Inc.	20,487	574
	National Research Corp.	12,117	567
*,1	Vaxart Inc.	93,778	567
*	Albireo Pharma Inc.	16,015	565
*,1	Cortexyme Inc.	15,605	562
*	Phathom Pharmaceuticals Inc.	14,941	561
*	ORIC Pharmaceuticals Inc.	22,816	559
*	Intersect ENT Inc.	26,732	558
*,1	Senseonics Holdings Inc.	210,386	555
*	Chimerix Inc.	56,714	547
*	Vaxcyte Inc.	27,655	546
*	Constellation Pharmaceuticals Inc.	23,241	544
*	Immunovant Inc.	33,801	542
*	Rigel Pharmaceuticals Inc.	155,948	533
*,1	Clovis Oncology Inc.	75,524	530
*,1	Precigen Inc.	76,934	530
*	HealthStream Inc.	23,658	529
*	Intercept Pharmaceuticals Inc.	22,541	520
*	Joint Corp.	10,559	511
*	Avidity Biosciences Inc.	23,431	511
*	Allovir Inc.	21,753	509
*	Anika Therapeutics Inc.	12,379	505
*,1	CEL-SCI Corp.	33,227	505
*	IGM Biosciences Inc.	6,535	501
*	AnaptysBio Inc.	23,166	499
*	Triple-S Management Corp. Class B	18,492	481
*	BioAtla Inc.	9,263	471
*	Pulmonx Corp.	10,259	469
*	TCR2 Therapeutics Inc.	20,598	455
*	Gemini Therapeutics Inc.	33,435	453
	Phibro Animal Health Corp. Class A	18,531	452
*	Cutera Inc.	15,012	451
*	Provention Bio Inc.	42,886	450
*	Harpoon Therapeutics Inc.	21,504	450
*	Marinus Pharmaceuticals Inc.	29,047	450
*	ViewRay Inc.	102,490	446
*	Cullinan Management Inc.	10,711	446
*	Gossamer Bio Inc.	47,930	443
*	Black Diamond Therapeutics Inc.	18,268	443
*	Kronos Bio Inc.	15,123	443

		Shares	Market Value ($000)
*	Cerevel Therapeutics Holdings	32,116	441
*,1	Silverback Therapeutics Inc.	10,069	439
*	Aldeyra Therapeutics Inc.	36,878	438
*	Geron Corp. (XNGS)	277,523	438
*	Akero Therapeutics Inc.	15,084	438
*	Innovage Holding Corp.	16,865	435
*	IVERIC bio Inc.	69,538	430
*	Eagle Pharmaceuticals Inc.	10,224	427
*	Cogent Biosciences Inc.	48,671	427
*	Relmada Therapeutics Inc.	11,868	418
*	Kinnate Biopharma Inc.	13,403	418
*	Molecular Templates Inc.	33,006	417
*	CytomX Therapeutics Inc.	53,803	416
*	Ideaya Biosciences Inc.	17,647	415
*	iTeos Therapeutics Inc.	12,096	413
*	Akebia Therapeutics Inc.	121,817	412
*	Accuray Inc.	82,902	410
*	Catalyst Pharmaceuticals Inc.	88,796	409
*	Kiniksa Pharmaceuticals Ltd. Class A	21,995	407
*	Ardelyx Inc.	61,207	405
*	Spectrum Pharmaceuticals Inc.	122,092	398
*	Viking Therapeutics Inc.	62,747	397
*	Altimmune Inc.	27,959	395
*	ChromaDex Corp.	41,934	392
*	Passage Bio Inc.	22,402	392
*	Eargo Inc.	7,845	392
*	Oncocyte Corp.	75,197	390
*	Bolt Biotherapeutics Inc.	11,862	390
*	KalVista Pharmaceuticals Inc.	15,133	389
*	PMV Pharmaceuticals Inc.	11,592	381
*	Organogenesis Holdings Inc. Class A	20,841	380
*	Sesen Bio Inc.	145,423	378
*	Agenus Inc.	138,726	377
*	Vapotherm Inc.	15,653	376
	Computer Programs and Systems Inc.	12,157	372
*	Asensus Surgical Inc.	114,080	371
*	TherapeuticsMD Inc.	274,286	368
*	Shattuck Labs Inc.	12,458	364
*	Avita Medical Inc.	18,213	361
*	SeaSpine Holdings Corp.	20,648	359
*	Sientra Inc.	48,828	356
*	Flexion Therapeutics Inc.	39,117	350
*	Tonix Pharmaceuticals Holding Corp.	273,601	350
*	Precision BioSciences Inc.	33,629	348
*	Durect Corp.	174,960	346
*	Verastem Inc.	140,164	346
*	Prelude Therapeutics Inc.	7,896	342
*	Annexon Inc.	12,233	341
*	Cue Biopharma Inc.	27,168	331
*	4D Molecular Therapeutics Inc.	7,627	331
*	iCAD Inc.	15,565	330
*	Selecta Biosciences Inc.	71,712	324
*	Atreca Inc. Class A	21,020	322
*	Angion Biomedica Corp.	17,795	322
*	Olema Pharmaceuticals Inc.	9,657	320
*	Praxis Precision Medicines Inc.	9,755	320
*	Nkarta Inc.	9,648	317
*	Syros Pharmaceuticals Inc.	42,029	314

		Shares	Market Value ($000)
*	Crinetics Pharmaceuticals Inc.	20,475	313
*	Aspira Women's Health Inc.	46,365	313
*	Avrobio Inc.	24,509	311
*	MEI Pharma Inc.	90,263	310
*	Puma Biotechnology Inc.	31,801	309
*	Lexicon Pharmaceuticals Inc.	52,537	308
*	Vor BioPharma Inc.	7,070	305
*	Harmony Biosciences Holdings Inc.	9,214	304
*	Neoleukin Therapeutics Inc.	24,542	302
*	Aeglea BioTherapeutics Inc.	37,939	300
*	Viemed Healthcare Inc.	29,480	298
*	Cymabay Therapeutics Inc.	64,398	292
*	Instil Bio Inc.	11,527	289
*	CytoSorbents Corp.	33,066	287
*,1	Pulse Biosciences Inc.	12,076	286
*	Cardiff Oncology Inc.	30,869	286
*	BioDelivery Sciences International Inc.	72,969	285
*	Fluidigm Corp.	63,008	285
*	UFP Technologies Inc.	5,711	285
*	ANI Pharmaceuticals Inc.	7,878	285
*	Oncternal Therapeutics Inc.	34,025	283
	Utah Medical Products Inc.	3,270	283
*	Stereotaxis Inc.	42,106	283
*	Forte Biosciences Inc.	8,257	283
*	Paratek Pharmaceuticals Inc.	39,992	282
*	iBio Inc.	182,088	280
*,1	Kala Pharmaceuticals Inc.	41,386	279
*	Athenex Inc.	64,126	276
*	Poseida Therapeutics Inc.	28,490	272
*	908 Devices Inc.	5,606	272
*	Apyx Medical Corp.	28,031	271
*	ClearPoint Neuro Inc.	12,824	271
*	Misonix Inc.	13,438	263
*	Applied Therapeutics Inc.	14,013	263
*	Seelos Therapeutics Inc.	52,572	262
*	PAVmed Inc.	58,625	260
*	Magenta Therapeutics Inc.	21,844	259
*	Chinook Therapeutics Inc.	16,671	259
*	Terns Pharmaceuticals Inc.	11,757	259
*	Aligos Therapeutics Inc.	11,330	258
*	Jounce Therapeutics Inc.	25,003	257
*	Rapt Therapeutics Inc.	11,390	253
*	Mirum Pharmaceuticals Inc.	12,734	252
*	Athersys Inc.	139,529	251
	Invacare Corp.	31,358	251
*	Clene Inc.	19,510	249
*	Solid Biosciences Inc.	44,513	246
*	Seer Inc. Class A	4,907	245
*	VYNE Therapeutics Inc.	35,098	240
*	Immunic Inc.	15,009	239
*	Dyne Therapeutics Inc.	15,357	238
*,1	Co-Diagnostics Inc.	24,873	237
*	Akouos Inc.	17,109	237
*	Fulcrum Therapeutics Inc.	19,963	235
*	Ontrak Inc.	7,191	234
*	Evolus Inc.	17,846	232
*	Zynex Inc.	15,216	232
*	Neuronetics Inc.	18,525	229

		Shares	Market Value ($000)
*,1	Trevena Inc.	127,859	229
*	Fortress Biotech Inc.	64,625	228
*	SIGA Technologies Inc.	35,072	228
*	Frequency Therapeutics Inc.	24,049	228
*	Spero Therapeutics Inc.	15,345	226
*	Hookipa Pharma Inc.	16,574	223
*	CorMedix Inc.	22,143	221
*	Evelo Biosciences Inc.	20,646	221
*	XBiotech Inc.	12,790	220
*	Onconova Therapeutics Inc.	216,619	216
*	Eiger BioPharmaceuticals Inc.	24,244	215
*	Arbutus Biopharma Corp.	64,217	214
*	InfuSystem Holdings Inc.	10,439	213
*	C4 Therapeutics Inc.	5,762	213
*	Infinity Pharmaceuticals Inc.	65,713	212
*	Adicet Bio Inc.	16,221	212
*	Accelerate Diagnostics Inc.	25,335	211
*	Novan Inc.	135,255	211
*	EyePoint Pharmaceuticals Inc.	20,695	210
*	Soliton Inc.	11,534	203
*	Athira Pharma Inc.	10,986	202
*	Applied Genetic Technologies Corp.	38,634	196
*	Ampio Pharmaceuticals Inc.	112,330	190
*	UNITY Biotechnology Inc.	31,699	190
*	IntriCon Corp.	7,360	189
*	Oyster Point Pharma Inc.	10,341	189
*,2	PDL BioPharma Inc.	76,234	188
*	XOMA Corp.	4,608	188
*	Homology Medicines Inc.	19,841	187
*	Gritstone Oncology Inc.	19,461	184
*,1	Xeris Pharmaceuticals Inc.	40,529	183
*	Lineage Cell Therapeutics Inc.	77,274	182
*	PLx Pharma Inc.	19,895	180
*	Ovid therapeutics Inc.	44,627	179
*	89bio Inc.	7,559	179
*	Lannett Co. Inc.	33,675	178
*	Savara Inc.	85,084	177
*	T2 Biosystems Inc.	106,477	172
*	Matinas BioPharma Holdings Inc.	163,094	171
*	Outlook Therapeutics Inc.	75,758	170
*	Citius Pharmaceuticals Inc.	95,526	170
*	Harrow Health Inc.	24,765	167
*	CASI Pharmaceuticals Inc.	69,305	166
*	Verrica Pharmaceuticals Inc.	10,956	166
*	AVEO Pharmaceuticals Inc.	22,619	166
*	AcelRx Pharmaceuticals Inc.	96,645	164
*	Chiasma Inc.	52,244	164
*	TFF Pharmaceuticals Inc.	11,879	161
*	Kindred Biosciences Inc.	32,100	160
*	Cabaletta Bio Inc.	14,382	160
*	Tyme Technologies Inc.	88,496	158
*	Taysha Gene Therapies Inc.	7,802	158
*	MediciNova Inc.	31,009	157
*	Surface Oncology Inc.	20,025	156
*	SOC Telemed Inc.	24,636	155
*	Harvard Bioscience Inc.	28,191	154
*	Avinger Inc.	100,732	152
*	Lucira Health Inc.	12,487	151

		Shares	Market Value ($000)
*	Surgalign Holdings Inc.	68,720	150
*	Calithera Biosciences Inc.	61,160	148
*	Conformis Inc.	148,691	147
*	iRadimed Corp.	5,708	147
*	Agile Therapeutics Inc.	70,357	146
*	Neubase Therapeutics Inc.	19,601	145
*	Diamedica Therapeutics Inc.	15,764	144
*	Sigilon Therapeutics Inc.	6,425	144
*	9 Meters Biopharma Inc.	121,100	142
*	Enzo Biochem Inc.	40,843	141
*,1	Zynerba Pharmaceuticals Inc.	30,393	141
*,1	KemPharm Inc.	15,309	141
*	Acutus Medical Inc.	10,310	138
*	Genprex Inc.	32,101	138
*,1	Aytu BioScience Inc.	17,928	136
*	Tarsus Pharmaceuticals Inc.	4,184	135
*	Milestone Scientific Inc.	37,457	134
*	Voyager Therapeutics Inc.	28,408	134
*,1	Heat Biologics Inc.	18,250	133
*	Palatin Technologies Inc.	191,342	132
*	Cerecor Inc.	43,645	132
*	Inhibrx Inc.	6,512	131
*	Corbus Pharmaceuticals Holdings Inc.	66,240	130
*	Kezar Life Sciences Inc.	21,769	130
*	Cidara Therapeutics Inc.	48,780	130
*,1	Genocea Biosciences Inc.	47,393	128
*,1	SELLAS Life Sciences Group Inc.	14,948	128
*	Atossa Therapeutics Inc.	60,800	128
*	Dyadic International Inc.	23,051	127
*	Marker Therapeutics Inc.	56,903	127
*	Vincerx Pharma Inc.	6,593	127
*	Scynexis Inc.	15,858	126
*	Strongbridge Biopharma plc	45,385	125
*	Assembly Biosciences Inc.	27,013	124
*	Protara Therapeutics Inc.	7,847	124
*	ADMA Biologics Inc.	69,394	122
*	Castlight Health Inc. Class B	79,916	121
*,1	Retractable Technologies Inc.	9,432	121
*	Yumanity Therapeutics Inc.	6,699	121
*	CTI BioPharma Corp.	41,211	120
*	Clearside Biomedical Inc.	48,077	119
*	Immunome Inc.	3,476	118
*	Tricida Inc.	22,158	117
*	Assertio Holdings Inc.	170,814	117
*	Exicure Inc.	53,130	116
*	ElectroCore Inc.	55,556	114
*	Mustang Bio Inc.	34,236	114
*	IsoRay Inc.	104,951	114
*	Hepion Pharmaceuticals Inc.	62,061	114
*	Eton Pharmaceuticals Inc.	15,500	113
*	Inozyme Pharma Inc.	5,678	112
*	Greenwich Lifesciences Inc.	3,274	112
*	X4 Pharmaceuticals Inc.	12,915	111
*	NextCure Inc.	11,137	111
*	Abeona Therapeutics Inc.	58,689	110
*	Aptinyx Inc. Class A	36,742	110
*	Lantern Pharma Inc.	5,987	109
*	Adamis Pharmaceuticals Corp.	114,367	108

		Shares	Market Value ($000)
*	cbdMD Inc.	25,807	107
*	Alpine Immune Sciences Inc.	10,081	107
*	F-star Therapeutics Inc.	9,921	107
*	Otonomy Inc.	41,424	106
*	Sio Gene Therapies Inc.	40,650	106
*,1	Second Sight Medical Products Inc.	12,744	105
*	Sanara Medtech Inc.	3,304	103
*	Five Star Senior Living Inc.	16,734	102
*	Adamas Pharmaceuticals Inc.	20,973	101
*	Concert Pharmaceuticals Inc.	20,158	101
*	Optinose Inc.	27,375	101
*,1	Progenity Inc.	21,142	101
*	Catalyst Biosciences Inc.	19,880	100
*	ContraFect Corp.	20,917	100
*,1	Biolase Inc.	118,037	99
*	Evofem Biosciences Inc.	56,679	99
*	Anixa Biosciences Inc.	21,079	99
*	AIM ImmunoTech Inc.	43,668	99
*	Inotiv Inc.	4,969	99
*	Exagen Inc.	5,612	98
*	Codiak Biosciences Inc.	6,389	96
*	Achieve Life Sciences Inc.	8,264	96
*	ENDRA Life Sciences Inc.	36,765	96
*	GlycoMimetics Inc.	31,450	95
*	Annovis Bio Inc.	3,393	95
*	Checkpoint Therapeutics Inc.	30,012	94
*	Synlogic Inc.	26,385	94
*	Summit Therapeutics Inc.	16,002	94
*	Sensei Biotherapeutics Inc.	6,391	93
*	Caladrius Biosciences Inc.	48,075	93
*	Baudax Bio Inc.	71,429	92
*	Celcuity Inc.	6,440	92
*,1	Neurobo Pharmaceuticals Inc.	20,898	92
*	Foghorn Therapeutics Inc.	6,984	92
*	Tracon Pharmaceuticals Inc.	11,168	92
*	Venus Concept Inc.	38,610	91
*	Larimar Therapeutics Inc.	6,252	91
*	OncoSec Medical Inc.	19,157	91
*	Salarius Pharmaceuticals Inc.	61,728	91
*	Alignment Healthcare Inc.	4,121	90
*	Capricor Therapeutics Inc.	19,231	90
*	Kaleido Biosciences Inc.	10,945	89
*	Axcella Health Inc.	18,758	89
*	scPharmaceuticals Inc.	13,399	89
*	Apollo Endosurgery Inc.	16,050	88
*	Orgenesis Inc.	15,406	88
*	Biodesix Inc.	4,352	88
*	Pulmatrix Inc.	65,790	88
*	Regulus Therapeutics Inc.	56,180	88
*	Ekso Bionics Holdings Inc.	14,085	87
*	AzurRx BioPharma Inc.	64,935	87
*	Diffusion Pharmaceuticals Inc.	94,340	87
*	Myomo Inc.	6,766	87
*	Oragenics Inc.	96,154	87
*	FONAR Corp.	4,742	86
*	Repro-Med Systems Inc.	24,313	86
*	Galera Therapeutics Inc.	9,759	86
*	Aileron Therapeutics Inc.	60,241	86

		Shares	Market Value ($000)
*	PhaseBio Pharmaceuticals Inc.	24,592	85
*	Soleno Therapeutics Inc.	66,304	84
*	Allena Pharmaceuticals Inc.	60,241	84
*	OpGen Inc.	33,445	84
*	PDS Biotechnology Corp.	18,315	83
*	Lyra Therapeutics Inc.	7,194	83
*	Eyenovia Inc.	16,207	83
*	La Jolla Pharmaceutical Co.	19,398	82
*	Checkmate Pharmaceuticals Inc.	6,761	82
*	Cyclacel Pharmaceuticals Inc.	11,507	82
*	Galectin Therapeutics Inc.	37,318	81
*	Recro Pharma Inc.	29,155	81
*	Delcath Systems Inc.	6,498	81
*,2	Alder Biopharmaceuticals CVR Exp. 12/31/24	90,957	80
*	Inmune Bio Inc.	6,739	80
*	Advaxis Inc.	108,767	80
*	PolarityTE Inc.	71,429	79
*	Aquestive Therapeutics Inc.	15,278	79
*	Aerpio Pharmaceuticals Inc.	60,976	79
*	NantHealth Inc.	23,920	77
*	Equillium Inc.	10,730	77
*	Merrimack Pharmaceuticals Inc.	12,140	76
*	Dare Bioscience Inc.	44,843	76
*	BioSig Technologies Inc.	17,340	75
*	Tela Bio Inc.	5,011	75
*	Cyclerion Therapeutics Inc.	26,426	74
*	Cellectar Biosciences Inc.	46,083	74
*	Aravive Inc.	11,003	73
*	Celsion Corp.	53,158	73
*	Leap Therapeutics Inc.	37,951	72
*	Aprea Therapeutics Inc.	13,853	71
*	Champions Oncology Inc.	6,286	71
*	Edgewise Therapeutics Inc.	2,174	71
*	Aptevo Therapeutics Inc.	2,287	70
*	Lipocine Inc.	45,601	69
*	Lumos Pharma Inc.	5,932	69
*	BrainStorm Cell Therapeutics Inc.	17,671	68
*	Pro-Dex Inc.	2,523	68
*	Design Therapeutics Inc.	2,276	68
*	Rockwell Medical Inc.	58,115	67
*	Actinium Pharmaceuticals Inc.	8,815	67
*	Oncorus Inc.	4,576	64
*	Cocrystal Pharma Inc.	46,296	64
*	Viridian Therapeutics Inc.	3,848	64
*	Minerva Neurosciences Inc.	21,467	63
*	SQZ Biotechnologies Co.	4,523	62
*	Zosano Pharma Corp.	49,027	61
*	Eloxx Pharmaceuticals Inc.	17,942	60
*	LogicBio Therapeutics Inc.	7,598	55
*	Liquidia Corp.	20,478	55
*	Alimera Sciences Inc.	5,583	54
*	Lensar Inc.	6,985	51
*,1	Organovo Holdings Inc.	5,218	50
*	IRIDEX Corp.	7,102	48
*,1	Beyond Air Inc.	8,538	47
*	Corvus Pharmaceuticals Inc.	14,987	46
*	Talis Biomedical Corp.	3,582	46
*	Chembio Diagnostics Inc.	12,649	44

		Shares	Market Value ($000)
*	Biocept Inc.	8,656	44
*	Sensus Healthcare Inc.	11,106	43
*	Idera Pharmaceuticals Inc.	32,106	42
*	Cumberland Pharmaceuticals Inc.	13,833	42
*	Odonate Therapeutics Inc.	12,132	41
*	NexImmune Inc.	2,164	41
*	Cohbar Inc.	29,217	40
*	Prometheus Biosciences Inc.	2,192	40
*	Apria Inc.	1,389	39
*	Spruce Biosciences Inc.	2,210	37
*	Strata Skin Sciences Inc.	21,171	35
*	IMARA Inc.	4,143	35
*	Evoke Pharma Inc.	17,335	32
*	Ikena Oncology Inc.	1,088	31
*	MTBC Inc.	3,431	29
*,1	Soligenix Inc.	12,489	19
*	Longboard Pharmaceuticals Inc.	1,014	17
*	Decibel Therapeutics Inc.	1,049	12
*	Bioventus Inc. Class A	744	11
*	Landos Biopharma Inc.	1,154	11
*	Geron Corp. Warrant Exp. 12/31/25	73,748	10
*	Finch Therapeutics Group Inc.	642	10
*	Eledon Pharmaceuticals Inc.	601	6
*	Graybug Vision Inc.	805	4
*,2	Elanco Animal Health Inc.	67,232	2
*	Synergy Pharmaceuticals Inc.	412,534	—
*,2	Progenics Pharmaceuticals Inc.	106,497	—
			4,426,722
Industrials (14.2%)
	Visa Inc. Class A	1,404,360	297,345
	Mastercard Inc. Class A	733,920	261,312
*	PayPal Holdings Inc.	967,539	234,957
	Accenture plc Class A	547,560	151,263
	Honeywell International Inc.	576,089	125,052
*	Boeing Co.	482,158	122,815
	Union Pacific Corp.	554,580	122,235
	Caterpillar Inc.	450,924	104,556
	United Parcel Service Inc. Class B	595,099	101,161
	Raytheon Technologies Corp.	1,257,213	97,145
	General Electric Co.	7,248,154	95,168
	3M Co.	479,651	92,419
	Deere & Co.	233,863	87,498
*	Square Inc. Class A	321,969	73,103
	Lockheed Martin Corp.	197,681	73,043
	Fidelity National Information Services Inc.	514,708	72,373
	American Express Co.	500,512	70,792
	Automatic Data Processing Inc.	336,639	63,446
	CSX Corp.	631,452	60,885
*	Fiserv Inc.	472,229	56,214
	FedEx Corp.	197,198	56,012
	Norfolk Southern Corp.	208,429	55,967
	Illinois Tool Works Inc.	236,797	52,455
	Sherwin-Williams Co.	66,844	49,332
	Global Payments Inc.	244,530	49,292
	Capital One Financial Corp.	379,577	48,294
	Eaton Corp. plc	329,495	45,563
	Emerson Electric Co.	496,355	44,781
	Northrop Grumman Corp.	124,326	40,237

		Shares	Market Value ($000)
	General Dynamics Corp.	201,376	36,562
	Johnson Controls International plc	594,760	35,489
	L3Harris Technologies Inc.	173,750	35,216
	DuPont de Nemours Inc.	444,252	34,332
	Parker-Hannifin Corp.	106,415	33,566
	Trane Technologies plc	196,905	32,600
	Cummins Inc.	121,943	31,597
	Carrier Global Corp.	717,764	30,304
	PPG Industries Inc.	196,093	29,465
	IHS Markit Ltd.	295,391	28,588
	PACCAR Inc.	286,846	26,654
	Stanley Black & Decker Inc.	133,269	26,610
	Paychex Inc.	269,190	26,386
	Rockwell Automation Inc.	96,138	25,519
*	TransDigm Group Inc.	42,792	25,158
	Cintas Corp.	73,595	25,119
	Otis Worldwide Corp.	358,968	24,571
	AMETEK Inc.	191,128	24,413
	Verisk Analytics Inc. Class A	134,897	23,835
	Ball Corp.	271,156	22,978
*	Mettler-Toledo International Inc.	19,337	22,348
*	Keysight Technologies Inc.	153,831	22,059
*	Zebra Technologies Corp. Class A	44,099	21,396
	Old Dominion Freight Line Inc.	86,801	20,868
	Kansas City Southern	75,064	19,811
*	United Rentals Inc.	59,340	19,541
	Fortive Corp.	265,855	18,780
*	FleetCor Technologies Inc.	69,170	18,581
	Vulcan Materials Co.	109,788	18,527
	Synchrony Financial	455,261	18,511
	Equifax Inc.	100,555	18,214
	Martin Marietta Materials Inc.	51,552	17,312
*	Generac Holdings Inc.	51,699	16,929
	Dover Corp.	119,220	16,349
*	Trimble Inc.	205,988	16,024
	Xylem Inc.	148,861	15,657
*	Ingersoll Rand Inc.	310,167	15,263
	Expeditors International of Washington Inc.	141,498	15,238
	WW Grainger Inc.	36,915	14,800
*	Waters Corp.	51,584	14,659
	TransUnion	157,634	14,187
	Jacobs Engineering Group Inc.	107,539	13,902
	IDEX Corp.	62,802	13,146
	Masco Corp.	213,539	12,791
*	Teledyne Technologies Inc.	30,577	12,648
	Westinghouse Air Brake Technologies Corp.	148,929	11,789
	JB Hunt Transport Services Inc.	69,793	11,730
	Cognex Corp.	138,144	11,465
	Westrock Co.	218,628	11,380
*	Fair Isaac Corp.	23,144	11,249
	Fortune Brands Home & Security Inc.	114,726	10,993
	Crown Holdings Inc.	110,996	10,771
	CH Robinson Worldwide Inc.	111,164	10,608
	Packaging Corp. of America	78,368	10,539
	Textron Inc.	186,218	10,443
	Snap-on Inc.	44,838	10,346
	Howmet Aerospace Inc.	320,270	10,290
	Quanta Services Inc.	114,113	10,040

		Shares	Market Value ($000)
	Graco Inc.	139,055	9,959
	RPM International Inc.	108,143	9,933
	HEICO Corp. Class A	84,916	9,646
	Jack Henry & Associates Inc.	62,922	9,547
	Allegion plc	75,389	9,470
	Toro Co.	88,644	9,143
	Booz Allen Hamilton Holding Corp. Class A	113,170	9,114
*	Mohawk Industries Inc.	46,357	8,915
*	Bill.Com Holdings Inc.	60,800	8,846
	Lennox International Inc.	28,199	8,787
*	Trex Co. Inc.	95,196	8,714
	Pentair plc	138,240	8,615
	Nordson Corp.	43,017	8,547
	MKS Instruments Inc.	45,486	8,434
	Hubbell Inc. Class B	45,023	8,414
	Western Union Co.	339,990	8,384
*	XPO Logistics Inc.	67,329	8,302
	Owens Corning	86,465	7,963
*	Builders FirstSource Inc.	169,957	7,881
*	AECOM	121,914	7,816
*	WEX Inc.	36,629	7,664
*	Middleby Corp.	45,844	7,599
	AptarGroup Inc.	53,628	7,597
	A O Smith Corp.	112,080	7,578
*	Sensata Technologies Holding plc	130,147	7,542
*	Axon Enterprise Inc.	52,123	7,423
	Carlisle Cos. Inc.	43,927	7,230
	Watsco Inc.	27,269	7,110
	AGCO Corp.	49,175	7,064
	Robert Half International Inc.	88,069	6,876
*	Berry Global Group Inc.	111,553	6,849
	Oshkosh Corp.	56,158	6,664
	Genpact Ltd.	155,527	6,660
	Huntington Ingalls Industries Inc.	31,451	6,474
	ITT Inc.	70,725	6,430
	Tetra Tech Inc.	45,027	6,111
	Donaldson Co. Inc.	104,914	6,102
	FLIR Systems Inc.	107,533	6,072
	Brunswick Corp.	63,654	6,071
	Lincoln Electric Holdings Inc.	49,274	6,058
	Woodward Inc.	50,118	6,046
	Knight-Swift Transportation Holdings Inc.	122,716	5,901
	Sealed Air Corp.	126,857	5,813
*	TopBuild Corp.	27,677	5,796
*	Euronet Worldwide Inc.	41,817	5,783
*	Paylocity Holding Corp.	31,222	5,615
	Littelfuse Inc.	20,536	5,431
	BWX Technologies Inc.	79,623	5,250
	Landstar System Inc.	31,761	5,242
	MDU Resources Group Inc.	165,206	5,222
	Sonoco Products Co.	81,725	5,173
*	Coherent Inc.	20,440	5,169
*	Axalta Coating Systems Ltd.	173,639	5,136
*	Saia Inc.	22,032	5,080
	EMCOR Group Inc.	44,479	4,989
	Acuity Brands Inc.	30,183	4,980
	Louisiana-Pacific Corp.	87,922	4,876
	Regal Beloit Corp.	34,049	4,858

		Shares	Market Value ($000)
	CoreLogic Inc.	59,865	4,744
	Eagle Materials Inc.	34,113	4,585
	MSA Safety Inc.	30,209	4,532
	MAXIMUS Inc.	50,179	4,468
	Air Lease Corp. Class A	90,861	4,452
	ManpowerGroup Inc.	44,724	4,423
	Alliance Data Systems Corp.	39,431	4,420
	KBR Inc.	114,558	4,398
	Rexnord Corp.	92,075	4,336
*	MasTec Inc.	46,038	4,314
*	Chart Industries Inc.	30,285	4,311
	Spirit AeroSystems Holdings Inc. Class A	88,433	4,302
	Advanced Drainage Systems Inc.	41,193	4,259
	Flowserve Corp.	109,625	4,255
	Exponent Inc.	43,274	4,217
	Valmont Industries Inc.	17,713	4,210
*	Vontier Corp.	138,373	4,189
*	Colfax Corp.	95,003	4,162
*	WillScot Mobile Mini Holdings Corp. Class A	146,325	4,061
*	FTI Consulting Inc.	28,959	4,057
	Graphic Packaging Holding Co.	219,552	3,987
	Curtiss-Wright Corp.	33,167	3,934
*	ASGN Inc.	40,801	3,894
	Allison Transmission Holdings Inc.	93,192	3,805
	nVent Electric plc	135,244	3,775
	Crane Co.	39,955	3,752
*	WESCO International Inc.	42,226	3,654
	Simpson Manufacturing Co. Inc.	35,185	3,650
*	Marathon Digital Holdings Inc.	74,940	3,599
	John Bean Technologies Corp.	26,527	3,537
	Armstrong World Industries Inc.	38,639	3,481
*	ACI Worldwide Inc.	90,752	3,453
*	Resideo Technologies Inc.	120,529	3,405
	Ryder System Inc.	44,892	3,396
*	Itron Inc.	37,433	3,318
*,1	Virgin Galactic Holdings Inc.	107,350	3,288
	Brink's Co.	40,899	3,240
	MSC Industrial Direct Co. Inc. Class A	35,756	3,225
*	Mercury Systems Inc.	45,642	3,225
*	AZEK Co. Inc. Class A	75,084	3,157
	Triton International Ltd.	56,711	3,119
	EnerSys	34,124	3,098
*	Kirby Corp.	50,221	3,027
	Altra Industrial Motion Corp.	54,015	2,988
*	AMN Healthcare Services Inc.	39,439	2,907
*	Bloom Energy Corp. Class A	107,102	2,897
	Kennametal Inc.	70,961	2,836
	Korn Ferry	45,376	2,830
	Applied Industrial Technologies Inc.	30,740	2,803
	UniFirst Corp.	12,496	2,795
*	Atkore Inc.	38,782	2,788
	Aerojet Rocketdyne Holdings Inc.	59,132	2,777
*	Kratos Defense & Security Solutions Inc.	101,809	2,777
*	Proto Labs Inc.	22,766	2,772
	ABM Industries Inc.	54,324	2,771
	GATX Corp.	29,833	2,767
	Silgan Holdings Inc.	65,303	2,745
	Fluor Corp.	117,328	2,709

		Shares	Market Value ($000)
*	Summit Materials Inc. Class A	96,077	2,692
	HB Fuller Co.	42,536	2,676
	Watts Water Technologies Inc. Class A	22,229	2,641
	Hillenbrand Inc.	54,646	2,607
*	TriNet Group Inc.	33,024	2,575
*	Shift4 Payments Inc. Class A	31,028	2,545
	Franklin Electric Co. Inc.	32,119	2,535
	Insperity Inc.	30,252	2,533
	Terex Corp.	54,773	2,523
*	Gibraltar Industries Inc.	27,119	2,482
	AAON Inc.	35,455	2,482
*	Beacon Roofing Supply Inc.	47,412	2,481
*	ExlService Holdings Inc.	27,095	2,443
	ESCO Technologies Inc.	22,365	2,435
*	Dycom Industries Inc.	25,468	2,365
*	Masonite International Corp.	20,449	2,357
	Werner Enterprises Inc.	49,153	2,319
	Matson Inc.	34,471	2,299
*,3	API Group Corp.	109,009	2,254
*	Allegheny Technologies Inc.	106,750	2,248
	Maxar Technologies Inc.	57,378	2,170
	SPX FLOW Inc.	34,215	2,167
*	AeroVironment Inc.	18,539	2,152
	Installed Building Products Inc.	19,360	2,147
	Albany International Corp. Class A	25,586	2,136
	Badger Meter Inc.	22,950	2,136
	EVERTEC Inc.	57,136	2,127
*	Herc Holdings Inc.	20,897	2,117
	Comfort Systems USA Inc.	27,725	2,073
*	SPX Corp.	35,396	2,063
*	Pluralsight Inc. Class A	92,004	2,055
	Cubic Corp.	27,310	2,037
*,1	Danimer Scientific Inc.	53,325	2,013
	Macquarie Infrastructure Corp.	62,844	1,999
	Federal Signal Corp.	52,051	1,994
*,1	Nikola Corp.	143,130	1,988
	Barnes Group Inc.	39,998	1,981
	Forward Air Corp.	22,226	1,974
	O-I Glass Inc.	133,656	1,970
	Trinity Industries Inc.	68,911	1,963
*	Green Dot Corp. Class A	42,599	1,951
	Brady Corp. Class A	35,679	1,907
	Mueller Water Products Inc. Class A	136,007	1,889
*	Navistar International Corp.	42,786	1,884
	ManTech International Corp. Class A	21,657	1,883
	Moog Inc. Class A	22,160	1,843
*	CryoPort Inc.	35,206	1,831
	CSW Industrials Inc.	13,110	1,770
*	JELD-WEN Holding Inc.	63,456	1,757
*	Meritor Inc.	59,678	1,756
*	Welbilt Inc.	106,828	1,736
*	Hub Group Inc. Class A	25,111	1,689
	Otter Tail Corp.	35,812	1,653
	HEICO Corp.	13,127	1,651
	Belden Inc.	36,924	1,638
	Kadant Inc.	8,759	1,620
	Helios Technologies Inc.	21,780	1,587
	Granite Construction Inc.	39,084	1,573

		Shares	Market Value ($000)
	Greif Inc. Class A	27,570	1,571
	Patrick Industries Inc.	18,250	1,551
*	Affirm Holdings Inc.	21,927	1,551
	Alamo Group Inc.	9,613	1,501
	McGrath RentCorp.	18,575	1,498
	Deluxe Corp.	35,501	1,490
	Lindsay Corp.	8,846	1,474
	EnPro Industries Inc.	17,198	1,466
*,1	Desktop Metal Inc. Class A	97,033	1,446
	TTEC Holdings Inc.	14,361	1,443
*	Verra Mobility Corp. Class A	105,864	1,433
*	Vicor Corp.	16,802	1,429
*	Repay Holdings Corp.	60,365	1,417
	ArcBest Corp.	20,117	1,416
*	Air Transport Services Group Inc.	47,920	1,402
*	Atlas Air Worldwide Holdings Inc.	22,736	1,374
*	GMS Inc.	32,819	1,370
	ICF International Inc.	15,529	1,357
*	American Woodmark Corp.	13,748	1,355
*	Sykes Enterprises Inc.	30,505	1,345
	Primoris Services Corp.	40,574	1,344
	Enerpac Tool Group Corp. Class A	50,814	1,327
	Astec Industries Inc.	17,318	1,306
*	Cimpress plc	12,956	1,297
*	OSI Systems Inc.	13,474	1,295
	Greenbrier Cos. Inc.	27,322	1,290
*,1	Workhorse Group Inc.	93,532	1,288
	Tennant Co.	15,780	1,261
*	PGT Innovations Inc.	49,384	1,247
*	CBIZ Inc.	38,138	1,246
*	FARO Technologies Inc.	14,392	1,246
	Schneider National Inc. Class B	49,581	1,238
	Kaman Corp.	23,745	1,218
	Raven Industries Inc.	31,198	1,196
	Griffon Corp.	43,777	1,189
	AAR Corp.	27,722	1,155
*	Ferro Corp.	68,181	1,150
*	TriMas Corp.	37,768	1,145
*	Cardtronics plc Class A	29,470	1,143
	AZZ Inc.	21,844	1,100
*	Evo Payments Inc. Class A	39,906	1,098
	ADT Inc.	126,560	1,068
	Shyft Group Inc.	28,004	1,042
	Mesa Laboratories Inc.	4,241	1,033
*	NV5 Global Inc.	10,698	1,033
*	MYR Group Inc.	14,059	1,008
	Columbus McKinnon Corp.	18,902	997
	Standex International Corp.	10,387	993
	H&E Equipment Services Inc.	26,061	990
*,1	Hyliion Holdings Corp.	92,387	986
*	U.S. Concrete Inc.	13,433	985
	Encore Wire Corp.	14,239	956
	Kforce Inc.	17,507	938
*	Huron Consulting Group Inc.	18,601	937
	MTS Systems Corp.	15,797	919
*	Conduent Inc.	137,690	917
	Douglas Dynamics Inc.	19,158	884
	Marten Transport Ltd.	51,739	878

		Shares	Market Value ($000)
	Apogee Enterprises Inc.	20,879	854
*	Montrose Environmental Group Inc.	16,665	836
*	Advantage Solutions Inc.	68,713	811
*	Great Lakes Dredge & Dock Corp.	53,866	785
	Triumph Group Inc.	42,730	785
	Heartland Express Inc.	39,829	780
*	Energy Recovery Inc.	42,005	770
*	Construction Partners Inc. Class A	25,638	766
	Chase Corp.	6,381	743
*	BTRS Holdings Inc.	51,381	743
	Wabash National Corp.	39,035	734
	Hyster-Yale Materials Handling Inc.	8,418	733
*	Cornerstone Building Brands Inc.	51,155	718
*	SEACOR Holdings Inc.	17,339	707
*	Tutor Perini Corp.	36,837	698
*	Echo Global Logistics Inc.	21,578	678
*	Donnelley Financial Solutions Inc.	23,987	668
*,1	Velodyne Lidar Inc.	58,551	667
	Quanex Building Products Corp.	25,331	664
	CAI International Inc.	14,510	660
*	Hayward Holdings Inc.	38,673	653
*	Aegion Corp. Class A	22,602	650
	Argan Inc.	12,160	649
	Kelly Services Inc. Class A	28,899	644
*	Paya Holdings Inc. Class A	58,698	643
*	TrueBlue Inc.	29,172	642
*	CIRCOR International Inc.	18,274	636
*	BrightView Holdings Inc.	37,305	629
	Myers Industries Inc.	31,470	622
*	SP Plus Corp.	18,789	616
*	Forterra Inc.	25,702	598
*	Gates Industrial Corp. plc	36,982	591
*	Manitowoc Co. Inc.	28,636	590
	Heidrick & Struggles International Inc.	16,443	587
*	Modine Manufacturing Co.	39,600	585
*	Vectrus Inc.	10,521	562
*	Sterling Construction Co. Inc.	23,837	553
*,1	Eos Energy Enterprises Inc.	28,031	553
*	Ranpak Holdings Corp. Class A	26,724	536
	Gorman-Rupp Co.	16,118	534
*	Veritiv Corp.	12,400	527
	Ennis Inc.	24,329	519
	CRA International Inc.	6,909	516
*	Thermon Group Holdings Inc.	26,290	512
*	Ducommun Inc.	8,523	511
*	USA Technologies Inc.	43,243	507
*	Lydall Inc.	14,860	501
	Miller Industries Inc.	10,598	490
*	Rekor Systems Inc.	24,452	489
	National Presto Industries Inc.	4,719	482
*	Vivint Smart Home Inc.	33,627	482
*	PAE Inc.	53,161	480
*	Babcock & Wilcox Enterprises Inc.	49,466	468
	Insteel Industries Inc.	14,654	452
	Barrett Business Services Inc.	6,526	449
*	ExOne Co.	14,278	448
*	Aspen Aerogels Inc.	21,729	442
*	Titan Machinery Inc.	17,236	440

		Shares	Market Value ($000)
*	DXP Enterprises Inc.	14,200	428
*	Napco Security Technologies Inc.	12,272	427
	International Seaways Inc.	22,030	427
*	Cross Country Healthcare Inc.	34,041	425
	Pactiv Evergreen Inc.	30,531	419
	REV Group Inc.	21,432	411
*	Forrester Research Inc.	9,481	403
*	Willdan Group Inc.	9,580	393
	Resources Connection Inc.	28,373	384
	Cass Information Systems Inc.	8,247	382
*	IES Holdings Inc.	7,584	382
*	International Money Express Inc.	24,910	374
*	Blue Bird Corp.	14,751	369
*	Astronics Corp.	20,376	368
	Titan International Inc.	39,662	368
	VSE Corp.	8,973	354
*	Yellow Corp.	39,731	349
	Kronos Worldwide Inc.	22,252	340
*	GreenSky Inc. Class A	50,432	312
*	Team Inc.	27,084	312
*	Vishay Precision Group Inc.	10,122	312
	Allied Motion Technologies Inc.	5,837	300
*	Daseke Inc.	35,353	300
*	BlueLinx Holdings Inc.	7,532	295
	Powell Industries Inc.	8,182	277
*	Transcat Inc.	5,606	275
*	Franklin Covey Co.	9,694	274
*	Acacia Research Corp.	39,032	260
	Park Aerospace Corp.	18,757	248
*	ShotSpotter Inc.	7,009	246
	RR Donnelley & Sons Co.	60,342	245
	Park-Ohio Holdings Corp.	7,777	245
*	Eagle Bulk Shipping Inc.	6,742	244
*	Infrastructure and Energy Alternatives Inc.	14,557	237
*	Covenant Logistics Group Inc. Class A	11,450	236
	U.S. Lime & Minerals Inc.	1,768	236
*	GP Strategies Corp.	13,415	234
*,1	AgEagle Aerial Systems Inc.	37,077	232
*	Luna Innovations Inc.	21,870	230
*	Commercial Vehicle Group Inc.	23,373	226
*	I3 Verticals Inc. Class A	7,213	225
*	Iteris Inc.	36,286	224
	LSI Industries Inc.	26,063	222
*	Lawson Products Inc.	4,248	220
*	Radiant Logistics Inc.	31,230	217
	Universal Logistics Holdings Inc.	8,048	212
*	U.S. Xpress Enterprises Inc. Class A	17,513	206
*	Horizon Global Corp.	19,524	202
	Hurco Cos. Inc.	5,589	197
*	Mistras Group Inc.	16,678	190
*	Concrete Pumping Holdings Inc.	24,375	181
*	Energous Corp.	44,145	179
*	Information Services Group Inc.	38,221	168
*	IZEA Worldwide Inc.	43,567	164
*	Orion Group Holdings Inc.	27,064	164
*	CECO Environmental Corp.	20,182	160
*	Overseas Shipholding Group Inc. Class A	71,987	148
*	Atlanticus Holdings Corp.	4,752	144

		Shares	Market Value ($000)
	Graham Corp.	10,052	143
*,1	Wrap Technologies Inc.	25,494	142
*	L B Foster Co. Class A	7,870	141
*	Orion Energy Systems Inc.	20,324	141
*	Select Interior Concepts Inc. Class A	19,027	137
	BGSF Inc.	9,519	133
*	Gencor Industries Inc.	9,715	130
*	Willis Lease Finance Corp.	2,987	130
*	DHI Group Inc.	38,150	128
*,1	MICT Inc.	58,824	122
*	PFSweb Inc.	17,422	118
*,1	Alpha Pro Tech Ltd.	12,073	118
*	ClearSign Technologies Corp.	20,576	117
*	Ultralife Corp.	13,266	110
*	General Finance Corp.	8,912	108
*	USA Truck Inc.	5,577	107
*	Core Molding Technologies Inc.	9,054	106
*	EVI Industries Inc.	3,692	106
*	Usio Inc.	16,474	106
*	Hill International Inc.	32,680	105
	Quad/Graphics Inc.	29,374	104
*	ServiceSource International Inc.	70,191	103
*	Atlas Technical Consultants Inc.	10,060	103
*	Twin Disc Inc.	10,538	101
*	HC2 Holdings Inc.	25,298	100
*	Manitex International Inc.	12,574	99
*	Paysign Inc.	22,281	97
	Preformed Line Products Co.	1,407	97
*	PAM Transportation Services Inc.	1,549	96
*	Target Hospitality Corp.	37,428	94
	Innovative Solutions and Support Inc.	14,876	94
*,1	Document Security Systems Inc.	26,173	94
*	Huttig Building Products Inc.	24,527	90
*	Agrify Corp.	7,148	89
*	Limbach Holdings Inc.	8,177	86
*	AIkido Pharma Inc.	75,873	86
*,1	ENGlobal Corp.	18,051	82
*	Mayville Engineering Co. Inc.	5,637	81
*	StarTek Inc.	9,990	79
*	LightPath Technologies Inc. Class A	25,635	79
*	Armstrong Flooring Inc.	15,731	77
*	Houston Wire & Cable Co.	14,504	76
*	Broadwind Inc.	11,334	75
*	Toughbuilt Industries Inc.	80,000	75
*,1	Polar Power Inc.	5,325	74
*	Frequency Electronics Inc.	5,508	62
*	LS Starrett Co. Class A	9,105	59
*	Hudson Global Inc.	3,398	56
*	Ballantyne Strong Inc.	19,745	52
	RF Industries Ltd.	8,155	49
*	Diversey Holdings Ltd.	2,857	42
*,1	Digital Ally Inc.	17,524	29
*	Air T Inc.	8,708	2
			4,822,125
Other (0.0%)
*,2	Tobira Therapeutics	4,500	20
*,2	Escalation ware India	58,489	16
*,2	Omthera Pharmaceutical Inc.	31,662	8

		Shares	Market Value ($000)
*,2	Media General Inc. CVR	175,133	7
*,2	Aduro Biotech Inc.	11,427	7
*	Kadmon Holdings inc. Warrants Exp. 9/29/22	25,728	6
*,2	NewStar Financial Inc. CVR	36,657	3
*,2	Alexza Pharmaceuticals	80,591	3
*,2	Contra Miragen Therape	67,673	1
*,2	Ambit Biosciences Corp.	29,736	—
*,2	Ditech Holding Corp. Warrants Exp. 2/9/28	3,339	—
*,2	Frontier Financial Corp.	1	—
*,1,2	Harvest Natural Resources Inc.	27,025	—
*,2	Biosante Pharmaceutical Inc. CVR	156,953	—
			71
Real Estate (3.4%)
	American Tower Corp.	367,888	87,947
	Prologis Inc.	612,099	64,882
	Crown Castle International Corp.	357,191	61,483
	Equinix Inc.	73,915	50,232
	Digital Realty Trust Inc.	232,121	32,692
	Simon Property Group Inc.	271,183	30,852
	Public Storage	123,185	30,397
*	CoStar Group Inc.	32,583	26,780
	SBA Communications Corp. Class A	91,019	25,262
	Welltower Inc.	344,585	24,683
	Equity Residential	307,475	22,024
	Weyerhaeuser Co.	618,450	22,017
	AvalonBay Communities Inc.	115,411	21,294
*	CBRE Group Inc. Class A	263,824	20,871
	Realty Income Corp.	307,867	19,550
	Alexandria Real Estate Equities Inc.	112,764	18,527
	Ventas Inc.	308,660	16,464
	Invitation Homes Inc.	470,319	15,045
	Essex Property Trust Inc.	53,909	14,655
	Extra Space Storage Inc.	108,342	14,361
*	Zillow Group Inc. Class C	109,981	14,258
	Healthpeak Properties Inc.	442,812	14,055
	Sun Communities Inc.	91,904	13,789
	Mid-America Apartment Communities Inc.	94,803	13,686
	Duke Realty Corp.	308,376	12,930
	VICI Properties Inc.	445,380	12,578
	Boston Properties Inc.	116,048	11,751
	UDR Inc.	245,978	10,789
	WP Carey Inc.	146,872	10,393
	Medical Properties Trust Inc.	477,422	10,160
	Host Hotels & Resorts Inc.	581,806	9,803
	Camden Property Trust	81,550	8,963
	Iron Mountain Inc.	237,971	8,807
	Equity LifeStyle Properties Inc.	136,865	8,710
	Americold Realty Trust	209,056	8,042
	Regency Centers Corp.	140,103	7,945
	Gaming and Leisure Properties Inc.	184,673	7,836
*	Jones Lang LaSalle Inc.	42,337	7,580
	American Homes 4 Rent Class A	223,940	7,466
	VEREIT Inc.	189,824	7,331
*	Zillow Group Inc. Class A	53,706	7,056
	Omega Healthcare Investors Inc.	191,390	7,011
	CyrusOne Inc.	100,037	6,774
	Vornado Realty Trust	148,970	6,762
	Lamar Advertising Co. Class A	70,815	6,651

		Shares	Market Value ($000)
*	RealPage Inc.	76,195	6,644
	STORE Capital Corp.	195,071	6,535
	Federal Realty Investment Trust	64,198	6,513
	Kimco Realty Corp.	338,691	6,350
	National Retail Properties Inc.	143,471	6,323
	Kilroy Realty Corp.	95,881	6,293
	CubeSmart	162,497	6,147
	Rexford Industrial Realty Inc.	110,173	5,553
	Life Storage Inc.	62,286	5,353
*	Redfin Corp.	79,755	5,311
	Apartment Income REIT Corp.	121,636	5,201
	Brixmor Property Group Inc.	247,420	5,005
	Healthcare Trust of America Inc. Class A	180,895	4,989
	American Campus Communities Inc.	112,210	4,844
	First Industrial Realty Trust Inc.	105,330	4,823
	EastGroup Properties Inc.	32,275	4,624
	Douglas Emmett Inc.	139,950	4,394
	STAG Industrial Inc.	129,292	4,345
	Cousins Properties Inc.	122,794	4,341
	Park Hotels & Resorts Inc.	196,901	4,249
	CoreSite Realty Corp.	35,143	4,212
	SL Green Realty Corp.	57,414	4,018
	Spirit Realty Capital Inc.	94,322	4,009
	Highwoods Properties Inc.	88,120	3,784
	Innovative Industrial Properties Inc.	19,982	3,600
	Rayonier Inc.	110,698	3,570
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	61,723	3,463
	Healthcare Realty Trust Inc.	114,061	3,458
	Agree Realty Corp.	50,775	3,418
	Hudson Pacific Properties Inc.	125,672	3,409
	QTS Realty Trust Inc. Class A	54,189	3,362
	JBG SMITH Properties	104,697	3,328
*	Howard Hughes Corp.	34,771	3,308
	Terreno Realty Corp.	57,161	3,302
*	Ryman Hospitality Properties Inc.	41,718	3,234
	Physicians Realty Trust	172,924	3,056
	Sabra Health Care REIT Inc.	171,393	2,975
	EPR Properties	63,022	2,936
	PotlatchDeltic Corp.	52,802	2,794
	Pebblebrook Hotel Trust	110,496	2,684
	Outfront Media Inc.	121,281	2,648
	Equity Commonwealth	95,138	2,645
	National Health Investors Inc.	36,386	2,630
	Colony Capital Inc.	405,363	2,627
	Lexington Realty Trust	236,448	2,627
	Weingarten Realty Investors	97,204	2,616
	PS Business Parks Inc.	16,618	2,569
	Apple Hospitality REIT Inc.	174,281	2,539
	Corporate Office Properties Trust	94,334	2,484
*	eXp World Holdings Inc.	53,772	2,449
	Sunstone Hotel Investors Inc.	177,125	2,207
	Uniti Group Inc.	199,177	2,197
	RLJ Lodging Trust	139,885	2,165
	Essential Properties Realty Trust Inc.	88,809	2,028
	Kennedy-Wilson Holdings Inc.	95,839	1,937
	SITE Centers Corp.	140,993	1,912
	National Storage Affiliates Trust	47,263	1,887
*	Xenia Hotels & Resorts Inc.	96,302	1,878

		Shares	Market Value ($000)
	Retail Properties of America Inc. Class A	178,191	1,867
*	DiamondRock Hospitality Co.	177,220	1,825
	Piedmont Office Realty Trust Inc. Class A	104,051	1,807
	CareTrust REIT Inc.	75,863	1,766
	Brandywine Realty Trust	135,909	1,755
	Four Corners Property Trust Inc.	62,833	1,722
	Columbia Property Trust Inc.	97,473	1,667
	Service Properties Trust	137,083	1,626
	Paramount Group Inc.	155,692	1,577
	Empire State Realty Trust Inc. Class A	134,859	1,501
*	Cushman & Wakefield plc	91,916	1,500
	Retail Opportunity Investments Corp.	94,383	1,498
*	Realogy Holdings Corp.	96,150	1,455
	Washington REIT	65,609	1,450
[1]	Macerich Co.	123,129	1,441
	LTC Properties Inc.	34,259	1,429
	Urban Edge Properties	86,017	1,421
	Acadia Realty Trust	72,478	1,375
	Kite Realty Group Trust	70,437	1,359
	Easterly Government Properties Inc.	64,457	1,336
	Monmouth Real Estate Investment Corp.	74,064	1,310
	American Assets Trust Inc.	39,538	1,283
	Independence Realty Trust Inc.	83,688	1,272
	Newmark Group Inc. Class A	122,610	1,227
	Global Net Lease Inc.	67,794	1,224
[1]	Tanger Factory Outlet Centers Inc.	75,895	1,148
	Industrial Logistics Properties Trust	49,439	1,144
	Office Properties Income Trust	40,533	1,115
	Mack-Cali Realty Corp.	68,344	1,058
	St. Joe Co.	24,082	1,033
*	Summit Hotel Properties Inc.	95,459	970
	Diversified Healthcare Trust	196,562	940
	Safehold Inc.	13,066	916
	American Finance Trust Inc.	90,764	891
	CoreCivic Inc.	97,936	886
	NexPoint Residential Trust Inc.	19,067	879
*	Alexander & Baldwin Inc.	51,475	864
	Getty Realty Corp.	30,458	863
	RPT Realty	71,658	818
	Community Healthcare Trust Inc.	17,146	791
	Apartment Investment and Management Co. Class A	127,651	784
	GEO Group Inc.	99,977	776
*	Marcus & Millichap Inc.	21,414	722
	Centerspace	10,500	714
	Global Medical REIT Inc.	47,850	627
	RE/MAX Holdings Inc. Class A	15,808	623
	Armada Hoffler Properties Inc.	48,904	613
	Universal Health Realty Income Trust	8,840	599
	Colony Credit Real Estate Inc.	68,579	584
	Broadstone Net Lease Inc.	31,015	568
*	Rafael Holdings Inc. Class B	13,628	544
	Gladstone Commercial Corp.	27,738	543
	Alexander's Inc.	1,901	527
	Urstadt Biddle Properties Inc. Class A	30,845	514
	Brookfield Property REIT Inc. Class A	27,691	497
	RMR Group Inc. Class A	11,898	486
*	Seritage Growth Properties Class A	26,234	481
	Franklin Street Properties Corp.	86,990	474

		Shares	Market Value ($000)
	Saul Centers Inc.	11,799	473
	CorePoint Lodging Inc.	49,017	443
	CatchMark Timber Trust Inc. Class A	42,882	437
	UMH Properties Inc.	22,593	433
*	Chatham Lodging Trust	30,497	401
	Ares Commercial Real Estate Corp.	29,030	398
	New Senior Investment Group Inc.	62,677	390
	City Office REIT Inc.	35,666	379
*	Hersha Hospitality Trust Class A	35,776	377
*	Forestar Group Inc.	15,806	368
	Whitestone REIT	36,139	351
	Preferred Apartment Communities Inc. Class A	35,507	350
	One Liberty Properties Inc.	14,636	326
	Gladstone Land Corp.	17,654	323
	Plymouth Industrial REIT Inc.	17,924	302
	NETSTREIT Corp.	16,165	299
	Retail Value Inc.	15,571	291
*	Tejon Ranch Co.	17,368	291
	Farmland Partners Inc.	25,700	288
*	FRP Holdings Inc.	5,636	277
	CTO Realty Growth Inc.	5,178	269
	Indus Realty Trust Inc.	4,215	254
	Bluerock Residential Growth REIT Inc. Class A	20,525	208
*	Stratus Properties Inc.	5,900	180
	Cedar Realty Trust Inc.	12,030	179
*	Braemar Hotels & Resorts Inc.	29,196	177
*	Vidler Water Resouces Inc.	18,199	162
	BRT Apartments Corp.	8,612	145
*	Fathom Holdings Inc.	3,726	136
	Clipper Realty Inc.	15,552	123
*	Ashford Hospitality Trust Inc.	40,174	119
*	Power REIT	2,558	116
	Alpine Income Property Trust Inc.	6,662	116
	CIM Commercial Trust Corp.	8,300	107
	Postal Realty Trust Inc. Class A	6,039	104
[1]	Pennsylvania REIT	49,091	94
*	Maui Land & Pineapple Co. Inc.	7,827	90
	CorEnergy Infrastructure Trust Inc.	12,142	86
*	Sotherly Hotels Inc.	18,957	66
*	Altisource Portfolio Solutions SA	6,945	64
*	Wheeler REIT Inc.	11,681	44
	Global Self Storage Inc.	8,627	41
*	Condor Hospitality Trust Inc.	7,582	26
[1]	Washington Prime Group Inc.	5,625	13
			1,151,747
Technology (25.4%)
	Apple Inc.	12,501,536	1,527,063
	Microsoft Corp.	6,241,629	1,471,589
*	Facebook Inc. Class A	1,990,454	586,248
*	Alphabet Inc. Class A	249,547	514,696
*	Alphabet Inc. Class C	229,733	475,233
	NVIDIA Corp.	486,624	259,823
	Intel Corp.	3,362,186	215,180
*	Adobe Inc.	396,483	188,476
	Broadcom Inc.	337,972	156,704
*	salesforce.com Inc.	721,606	152,887
	Texas Instruments Inc.	762,907	144,182
	QUALCOMM Inc.	940,232	124,665

		Shares	Market Value ($000)
	Oracle Corp.	1,462,830	102,647
	Applied Materials Inc.	758,482	101,333
	International Business Machines Corp.	739,807	98,587
	Intuit Inc.	215,357	82,495
*	Micron Technology Inc.	925,263	81,617
*	ServiceNow Inc.	162,151	81,093
*	Advanced Micro Devices Inc.	1,002,594	78,704
	Lam Research Corp.	118,124	70,312
*	Zoom Video Communications Inc. Class A	160,167	51,460
*	Autodesk Inc.	182,070	50,461
*	Snap Inc. Class A	931,483	48,707
	Analog Devices Inc.	305,818	47,426
*	Twilio Inc. Class A	132,046	44,996
	KLA Corp.	127,245	42,042
*	Twitter Inc.	626,171	39,843
*	Workday Inc. Class A	151,977	37,756
	TE Connectivity Ltd.	274,121	35,392
	Roper Technologies Inc.	86,729	34,981
	Microchip Technology Inc.	222,353	34,514
	Cognizant Technology Solutions Corp. Class A	439,574	34,340
	Amphenol Corp. Class A	497,491	32,819
	HP Inc.	1,030,586	32,721
*	Pinterest Inc. Class A	439,040	32,502
*	Cadence Design Systems Inc.	230,288	31,547
*	Synopsys Inc.	125,894	31,194
*	DocuSign Inc. Class A	146,099	29,578
*	Match Group Inc.	208,516	28,646
	Corning Inc.	634,542	27,609
	Marvell Technology Group Ltd.	554,528	27,161
*	Crowdstrike Holdings Inc. Class A	147,330	26,889
	Xilinx Inc.	202,533	25,094
	Skyworks Solutions Inc.	136,160	24,983
*	Palo Alto Networks Inc.	76,129	24,518
*	ANSYS Inc.	71,672	24,337
*	Okta Inc.	99,661	21,968
*	Fortinet Inc.	114,464	21,109
	Maxim Integrated Products Inc.	221,686	20,255
*	RingCentral Inc. Class A	66,110	19,693
	CDW Corp.	118,440	19,631
*	Dell Technologies Class C	206,780	18,228
*	Splunk Inc.	133,265	18,055
*	EPAM Systems Inc.	43,853	17,396
*	Qorvo Inc.	93,239	17,035
	Hewlett Packard Enterprise Co.	1,066,007	16,779
	Teradyne Inc.	137,504	16,731
*	HubSpot Inc.	36,173	16,430
	Western Digital Corp.	239,658	15,997
*	Slack Technologies Inc. Class A	393,697	15,996
*	VeriSign Inc.	79,746	15,850
*	Paycom Software Inc.	42,219	15,624
*	Coupa Software Inc.	59,291	15,088
*	Datadog Inc. Class A	172,819	14,403
	Citrix Systems Inc.	101,883	14,300
*	Tyler Technologies Inc.	33,555	14,245
*	ON Semiconductor Corp.	340,004	14,148
*	IAC/Inter Active Corp.	64,668	13,988
*	Akamai Technologies Inc.	134,742	13,730
	Seagate Technology plc	175,502	13,470

		Shares	Market Value ($000)
	NetApp Inc.	184,126	13,380
*	Zendesk Inc.	96,776	12,834
*	Gartner Inc.	69,942	12,768
	SS&C Technologies Holdings Inc.	179,920	12,571
	Monolithic Power Systems Inc.	35,374	12,494
	Entegris Inc.	111,268	12,440
*	Cloudflare Inc. Class A	174,617	12,269
*	PTC Inc.	86,682	11,932
*	MongoDB Inc.	44,407	11,876
	Leidos Holdings Inc.	117,697	11,332
*	Unity Software Inc.	112,389	11,274
*	GoDaddy Inc. Class A	139,401	10,820
*	F5 Networks Inc.	50,942	10,628
*	Zscaler Inc.	60,126	10,322
*	Nuance Communications Inc.	234,603	10,238
*	Cree Inc.	94,595	10,229
*,1	VMware Inc. Class A	65,077	9,791
	NortonLifeLock Inc.	457,584	9,728
*	Ceridian HCM Holding Inc.	111,285	9,378
*	Black Knight Inc.	123,036	9,103
*	Avalara Inc.	65,782	8,777
*	Five9 Inc.	53,917	8,429
	Universal Display Corp.	35,458	8,395
*	Aspen Technology Inc.	56,567	8,164
*	Dynatrace Inc.	161,931	7,812
*	Inphi Corp.	43,648	7,787
*	Guidewire Software Inc.	69,369	7,050
*	Dropbox Inc. Class A	263,346	7,021
*	Arrow Electronics Inc.	61,114	6,773
*	Palantir Technologies Inc. Class A	286,637	6,676
*	Snowflake Inc. Class A	29,044	6,659
	DXC Technology Co.	209,130	6,537
*	Concentrix Corp.	43,444	6,504
*	Manhattan Associates Inc.	53,323	6,259
*	Smartsheet Inc. Class A	96,969	6,198
*	IPG Photonics Corp.	28,563	6,025
*	II-VI Inc.	87,710	5,997
*	Proofpoint Inc.	47,277	5,947
	Jabil Inc.	112,479	5,867
*	Elastic NV	52,137	5,798
*	Anaplan Inc.	106,835	5,753
*,1	Fastly Inc. Class A	83,179	5,596
	CDK Global Inc.	99,981	5,405
*	Digital Turbine Inc.	67,219	5,402
	Dolby Laboratories Inc. Class A	54,603	5,390
*	CACI International Inc. Class A	21,035	5,189
*	Silicon Laboratories Inc.	36,041	5,084
*	Lattice Semiconductor Corp.	111,111	5,002
	Brooks Automation Inc.	60,135	4,910
*	Pure Storage Inc. Class A	216,549	4,664
*	Blackline Inc.	42,284	4,584
*	Grubhub Inc.	75,885	4,553
*	Q2 Holdings Inc.	43,741	4,383
*	Appian Corp. Class A	32,864	4,369
	CMC Materials Inc.	24,338	4,303
	Vertiv Holdings Co. Class A	213,791	4,276
*	J2 Global Inc.	35,630	4,271
*	Change Healthcare Inc.	191,443	4,231

		Shares	Market Value ($000)
	National Instruments Corp.	97,537	4,212
*	Cirrus Logic Inc.	48,654	4,125
*	Nutanix Inc. Class A	154,506	4,104
	Science Applications International Corp.	49,053	4,100
*	Alteryx Inc. Class A	49,280	4,088
*	Varonis Systems Inc.	77,977	4,003
*	NCR Corp.	104,482	3,965
*	Synaptics Inc.	29,114	3,943
	Pegasystems Inc.	33,733	3,857
	SYNNEX Corp.	33,481	3,845
*	Magnite Inc.	92,131	3,834
	Power Integrations Inc.	46,438	3,784
*,1	Skillz Inc. Class A	194,834	3,710
*	Novanta Inc.	27,955	3,687
*	Semtech Corp.	52,992	3,656
*	ZoomInfo Technologies Inc. Class A	74,418	3,639
*	FireEye Inc.	182,548	3,572
*	Upwork Inc.	78,586	3,518
*	Sailpoint Technologies Holdings Inc.	69,375	3,513
*	Everbridge Inc.	28,709	3,479
	Avnet Inc.	83,430	3,463
	Advanced Energy Industries Inc.	31,548	3,444
*	Dun & Bradstreet Holdings Inc.	141,396	3,367
*	Teradata Corp.	87,180	3,360
*	MicroStrategy Inc. Class A	4,821	3,273
	Perspecta Inc.	111,919	3,251
	Xerox Holdings Corp.	133,922	3,250
*	Vroom Inc.	81,829	3,191
*,1	DoorDash Inc. Class A	24,207	3,174
*	Envestnet Inc.	43,491	3,141
*	Alarm.com Holdings Inc.	36,194	3,126
*	Rapid7 Inc.	40,661	3,034
*	Bumble Inc. Class A	48,100	3,000
*	Rogers Corp.	15,557	2,928
*	Box Inc. Class A	127,139	2,919
*	Qualys Inc.	27,855	2,919
*	FormFactor Inc.	64,249	2,898
*	Schrodinger Inc.	37,822	2,885
*	New Relic Inc.	46,736	2,873
*	nCino Inc.	42,423	2,830
*	SPS Commerce Inc.	28,263	2,807
*	Ambarella Inc.	27,841	2,795
	Blackbaud Inc.	39,063	2,777
*	LiveRamp Holdings Inc.	53,193	2,760
*	3D Systems Corp.	100,252	2,751
*	Duck Creek Technologies Inc.	60,058	2,711
*	Cerence Inc.	30,202	2,706
*	Insight Enterprises Inc.	28,353	2,705
*	Diodes Inc.	33,613	2,684
*	Fabrinet	29,513	2,668
*	LivePerson Inc.	50,125	2,644
*	Workiva Inc. Class A	29,319	2,588
	Vishay Intertechnology Inc.	105,347	2,537
*	Onto Innovation Inc.	37,332	2,453
*	CommVault Systems Inc.	36,619	2,362
*,1	MicroVision Inc.	125,418	2,327
*	Altair Engineering Inc. Class A	36,962	2,313
*	MACOM Technology Solutions Holdings Inc. Class H	39,764	2,307

		Shares	Market Value ($000)
*	Bandwidth Inc. Class A	17,977	2,278
*	Covetrus Inc.	75,080	2,250
*	Cloudera Inc.	184,217	2,242
*	Verint Systems Inc.	49,054	2,231
*	Tenable Holdings Inc.	61,029	2,208
*	Yelp Inc. Class A	56,120	2,189
*	Cornerstone OnDemand Inc.	48,722	2,123
*	Medallia Inc.	75,480	2,105
*	Plexus Corp.	22,805	2,094
*	PagerDuty Inc.	51,233	2,061
*	Sanmina Corp.	48,279	1,998
	Xperi Holding Corp.	90,016	1,960
*	Appfolio Inc. Class A	13,752	1,945
*	Allscripts Healthcare Solutions Inc.	129,088	1,938
*	SVMK Inc.	103,148	1,890
*	Avaya Holdings Corp.	67,021	1,879
*	Rambus Inc.	96,427	1,875
*	Ultra Clean Holdings Inc.	32,111	1,864
*	Cargurus Inc.	76,282	1,818
*	MaxLinear Inc.	53,039	1,808
	NIC Inc.	50,821	1,724
*	BigCommerce Holdings Inc. Series 1	28,779	1,663
*	Perficient Inc.	28,188	1,655
*	Asana Inc. Class A	57,162	1,634
*	Bottomline Technologies DE Inc.	36,074	1,632
	Progress Software Corp.	36,411	1,604
*	Sprout Social Inc. Class A	27,627	1,596
	Shutterstock Inc.	17,903	1,594
	Cohu Inc.	37,852	1,584
*	Calix Inc.	45,685	1,583
*	NetScout Systems Inc.	54,056	1,522
	Amkor Technology Inc.	61,993	1,470
*	Super Micro Computer Inc.	37,504	1,465
*	TechTarget Inc.	21,001	1,459
*	PROS Holdings Inc.	32,797	1,394
*	Eventbrite Inc. Class A	60,262	1,335
	Switch Inc. Class A	80,270	1,305
*	Unisys Corp.	50,792	1,291
*	Zuora Inc. Class A	86,426	1,279
	Methode Electronics Inc.	30,009	1,260
*	Yext Inc.	86,131	1,247
*	Domo Inc. Class B	21,837	1,229
	CSG Systems International Inc.	27,260	1,224
*	Ichor Holdings Ltd.	22,597	1,216
	Pitney Bowes Inc.	144,631	1,192
*	Jamf Holding Corp.	33,609	1,187
*	PAR Technology Corp.	17,907	1,171
*	TTM Technologies Inc.	79,994	1,160
*	Axcelis Technologies Inc.	27,929	1,148
*	SolarWinds Corp.	63,921	1,115
*	ePlus Inc.	10,954	1,091
*	nLight Inc.	32,504	1,053
*,1	C3.ai Inc. Class A	15,873	1,046
*	JFrog Ltd.	23,095	1,025
*	Allegro MicroSystems Inc.	40,309	1,022
*	Upland Software Inc.	21,534	1,016
*	CEVA Inc.	18,049	1,013
*	Groupon Inc. Class A	19,364	979

		Shares	Market Value ($000)
*	Model N Inc.	26,626	938
*	Sitime Corp.	9,484	935
	Benchmark Electronics Inc.	29,973	927
*	Diebold Nixdorf Inc.	64,901	917
*	Porch Group Inc.	51,012	903
	CTS Corp.	28,023	870
*	ACM Research Inc. Class A	10,175	822
*	Impinj Inc.	14,416	820
	Simulations Plus Inc.	12,953	819
*	Veeco Instruments Inc.	39,183	813
*	Agilysys Inc.	16,628	797
*	Rackspace Technology Inc.	33,454	796
*	Parsons Corp.	19,522	789
*,1	E2open Parent Holdings Inc.	77,389	771
*	OneSpan Inc.	30,864	756
*	Qualtrics International Inc. Class A	22,560	742
*	Ping Identity Holding Corp.	33,582	736
*	Brightcove Inc.	35,454	713
*	Photronics Inc.	53,972	694
	Ebix Inc.	21,317	683
	McAfee Corp.Class A	28,509	648
*,1	Kopin Corp.	61,632	647
*,1	Cleanspark Inc.	27,106	646
*	ScanSource Inc.	20,656	619
*	Alpha & Omega Semiconductor Ltd.	18,699	611
*	Avid Technology Inc.	28,383	599
	QAD Inc. Class A	8,983	598
	American Software Inc. Class A	28,553	591
*	SMART Global Holdings Inc.	12,629	581
*	Tucows Inc. Class A	7,369	571
*	Digitalocean Holdings Inc.	13,264	559
*	ChannelAdvisor Corp.	22,563	531
*	Mediaalpha Inc. Class A	14,273	506
*	PDF Solutions Inc.	28,249	502
*	Kimball Electronics Inc.	19,295	498
*	Veritone Inc.	20,487	491
*	Grid Dynamics Holdings Inc.	30,802	491
*	NeoPhotonics Corp.	40,572	485
*	Mitek Systems Inc.	32,951	480
*	Datto Holding Corp.	20,362	467
*	Viant Technology Inc. Class A	8,483	449
	PC Connection Inc.	9,424	437
*	EverQuote Inc. Class A	11,992	435
*	TrueCar Inc.	89,130	427
*	A10 Networks Inc.	44,024	423
*	Vertex Inc. Class A	19,096	420
*	Telos Corp.	10,560	400
*	Olo Inc. Class A	15,115	399
*	Atomera Inc.	15,974	391
*	Zix Corp.	50,987	385
*	Digimarc Corp.	12,494	371
*	ON24 Inc.	7,553	366
*	AXT Inc.	31,140	363
*	Benefitfocus Inc.	25,408	351
*	Limelight Networks Inc.	97,550	348
*	Sciplay Corp. Class A	21,401	346
*	Sumo Logic Inc.	17,453	329
	Hackett Group Inc.	18,898	310

		Shares	Market Value ($000)
*	Quantum Corp.	37,265	310
	VirnetX Holding Corp.	53,507	298
*	Intelligent Systems Corp.	6,933	284
*	DSP Group Inc.	18,934	270
*	GTY Technologies Holdings Inc.	42,017	269
	NVE Corp.	3,616	253
*	Waitr Holdings Inc.	72,347	212
	Daktronics Inc.	32,859	206
*	Rimini Street Inc.	21,645	194
*	eMagin Corp.	50,679	190
*	EMCORE Corp.	33,037	180
*	Identiv Inc.	15,541	178
*,1	Cinedigm Corp. Class A	105,017	175
*	Immersion Corp.	18,110	174
*	comScore Inc.	46,679	171
*	SharpSpring Inc.	10,472	168
*	Intrusion Inc.	6,811	159
*	Synchronoss Technologies Inc.	42,759	153
*	Smith Micro Software Inc.	27,361	151
*	Remark Holdings Inc.	64,944	148
*	CyberOptics Corp.	5,602	145
*	AudioEye Inc.	5,086	142
*	Computer Task Group Inc.	14,832	142
*	Intevac Inc.	18,754	134
	QAD Inc. Class B	3,097	134
*	eGain Corp.	14,040	133
*,1	XpresSpa Group Inc.	69,444	128
*	Zedge Inc. Class B	10,242	124
*	Intellicheck Inc.	14,706	123
*	Pixelworks Inc.	36,496	121
*,1	PubMatic Inc. Class A	2,444	121
*,1	Super League Gaming Inc.	16,393	115
*	Flux Power Holdings Inc.	8,489	110
*	Everspin Technologies Inc.	17,825	107
*	GSI Technology Inc.	15,882	106
*	Innodata Inc.	16,482	104
*	SecureWorks Corp. Class A	7,362	99
*	Asure Software Inc.	12,707	97
*	IEC Electronics Corp.	7,911	95
*	WidePoint Corp.	10,057	93
*	Inpixon	77,520	93
*,1	Kubient Inc.	12,180	89
*	Research Frontiers Inc.	30,521	87
*,1	Akerna Corp.	17,668	87
*	Inuvo Inc.	84,564	86
*	Qumu Corp.	12,516	85
*	Red Violet Inc.	4,574	84
*	NXT-ID Inc.	57,803	82
*	QuickLogic Corp.	11,891	82
*	Steel Connect Inc.	39,876	79
*	RealNetworks Inc.	17,584	75
*	One Stop Systems Inc.	11,905	75
*	Park City Group Inc.	12,115	74
*,1	Support.com Inc.	15,883	73
*	Boxlight Corp. Class A	28,991	73
*	inTEST Corp.	6,184	73
*	Exela Technologies Inc.	33,597	73
	Richardson Electronics Ltd.	11,184	71

		Shares	Market Value ($000)
*	Amtech Systems Inc.	5,730	68
*	Key Tronic Corp.	8,842	68
*	Issuer Direct Corp.	2,964	65
	ARC Document Solutions Inc.	30,422	64
*	Mastech Digital Inc.	3,641	64
*	SeaChange International Inc.	39,652	61
*	TransAct Technologies Inc.	5,596	61
*	Phunware Inc.	36,747	61
	Bentley Systems Inc. Class B	1,119	53
*	Aehr Test Systems	20,030	50
*	Data I/O Corp.	8,084	44
	CSP Inc.	4,375	38
*	NetSol Technologies Inc.	9,164	36
*	CVD Equipment Corp.	7,295	32
*	Semrush Holdings Inc. Class A	1,044	12
*	Verb Technology Co. Inc.	6,101	9
			8,586,495
Telecommunications (3.1%)
	Comcast Corp. Class A	3,783,371	204,718
	Verizon Communications Inc.	3,256,223	189,349
	AT&T Inc.	5,899,248	178,570
	Cisco Systems Inc.	3,146,710	162,716
*	Charter Communications Inc. Class A	104,169	64,274
*	T-Mobile US Inc.	462,077	57,894
*	Roku Inc.	91,656	29,859
	Motorola Solutions Inc.	139,591	26,250
*	Liberty Broadband Corp. Class C	110,971	16,662
*	Arista Networks Inc.	47,191	14,246
	Lumen Technologies Inc.	913,280	12,192
	Cable One Inc.	4,482	8,195
*	DISH Network Corp. Class A	201,021	7,277
*	Ciena Corp.	128,060	7,007
	Juniper Networks Inc.	271,057	6,866
*	Altice USA Inc. Class A	188,968	6,147
*	Liberty Broadband Corp. Class A	40,077	5,817
*	Lumentum Holdings Inc.	62,356	5,696
*	Iridium Communications Inc.	101,235	4,176
*	Viavi Solutions Inc.	195,501	3,069
*	8x8 Inc.	86,275	2,799
*	Comm Scope Holding Co. Inc.	170,811	2,624
*	ViaSat Inc.	53,330	2,564
	Cogent Communications Holdings Inc.	36,072	2,480
*	Vonage Holdings Corp.	186,333	2,202
	Shenandoah Telecommunications Co.	39,352	1,921
*,1	fuboTV Inc.	82,446	1,824
	Telephone and Data Systems Inc.	75,669	1,737
	InterDigital Inc.	24,415	1,549
	Ubiquiti Inc.	5,182	1,546
*	Infinera Corp.	142,150	1,369
	Plantronics Inc.	30,022	1,168
*	NETGEAR Inc.	25,080	1,031
*	Vocera Communications Inc.	26,133	1,005
*	Extreme Networks Inc.	105,363	922
*	EchoStar Corp. Class A	37,437	898
*,1	Inseego Corp.	70,605	706
*,1	Globalstar Inc.	493,887	667
	ADTRAN Inc.	38,519	643
*	Harmonic Inc.	75,678	593

		Shares	Market Value ($000)
*	Cincinnati Bell Inc.	37,732	579
*	WideOpenWest Inc.	42,383	576
*	Radius Global Infrastructure Inc. Class A	37,604	553
	Comtech Telecommunications Corp.	21,289	529
*	Anterix Inc.	10,842	511
*	Boingo Wireless Inc.	33,231	468
	ATN International Inc.	9,406	462
*	Akoustis Technologies Inc.	34,522	461
*	Digi International Inc.	23,873	453
*	ORBCOMM Inc.	59,425	453
*	Consolidated Communications Holdings Inc.	62,457	450
*	Gogo Inc.	45,095	436
*	Ribbon Communications Inc.	52,060	427
*	IDT Corp. Class B	18,608	422
	Loral Space & Communications Inc.	10,571	398
*	U.S. Cellular Corp.	10,062	367
*	CalAmp Corp.	32,365	351
*	Cambium Networks Corp.	6,712	314
*	Clearfield Inc.	10,271	309
*	Ooma Inc.	15,836	251
*	Aviat Networks Inc.	3,338	237
*	Airgain Inc.	10,184	216
*	Powerfleet Inc.	26,138	215
*	Resonant Inc.	49,206	209
*	Casa Systems Inc.	21,249	203
*	Hemisphere Media Group Inc. Class A	16,938	197
*	KVH Industries Inc.	15,289	194
*	Genasys Inc.	27,518	184
	Alaska Communications Systems Group Inc.	53,585	174
*	Applied Optoelectronics Inc.	17,785	149
	Bel Fuse Inc. Class B	7,486	149
*	DZS Inc.	9,326	145
*	PCTEL Inc.	16,184	112
	Spok Holdings Inc.	10,363	109
*	RigNet Inc.	11,236	98
*,1	Vislink Technologies Inc.	33,062	97
*	Lantronix Inc.	20,747	95
*,1	GTT Communications Inc.	30,670	56
	Network-1 Technologies Inc.	15,271	48
*	Otelco Inc. Class A	3,053	36
	Bel Fuse Inc. Class A	1,376	25
			1,052,946
Utilities (2.9%)
	NextEra Energy Inc.	1,621,697	122,616
	Duke Energy Corp.	637,470	61,535
	Southern Co.	876,462	54,481
	Dominion Energy Inc.	667,743	50,722
	Waste Management Inc.	350,880	45,270
	Exelon Corp.	807,474	35,319
	American Electric Power Co. Inc.	410,985	34,810
	Sempra Energy	238,934	31,678
	Xcel Energy Inc.	443,257	29,481
	Public Service Enterprise Group Inc.	418,991	25,227
	Eversource Energy	283,203	24,523
	WEC Energy Group Inc.	260,786	24,407
	Waste Connections Inc.	217,867	23,525
	American Water Works Co. Inc.	150,100	22,503
	Consolidated Edison Inc.	283,672	21,219

		Shares	Market Value ($000)
	DTE Energy Co.	158,502	21,103
	Edison International	312,008	18,284
	PPL Corp.	633,632	18,274
	Republic Services Inc. Class A	171,872	17,075
	Ameren Corp.	204,008	16,598
	Entergy Corp.	164,897	16,402
	FirstEnergy Corp.	448,084	15,544
	AES Corp.	547,421	14,676
	CMS Energy Corp.	238,327	14,590
*	PG&E Corp.	1,227,414	14,373
	Evergy Inc.	189,264	11,267
	Alliant Energy Corp.	207,218	11,223
	Atmos Energy Corp.	105,519	10,431
	CenterPoint Energy Inc.	447,538	10,137
*	Sunrun Inc.	154,070	9,318
	Essential Utilities Inc.	203,512	9,107
	NiSource Inc.	327,532	7,897
	NRG Energy Inc.	204,071	7,700
	Pinnacle West Capital Corp.	93,206	7,582
	Vistra Corp.	401,562	7,100
	UGI Corp.	170,808	7,005
	OGE Energy Corp.	167,214	5,411
*	Stericycle Inc.	74,339	5,019
	IDACORP Inc.	42,479	4,247
	Hawaiian Electric Industries Inc.	87,981	3,909
	National Fuel Gas Co.	75,021	3,750
	Portland General Electric Co.	75,964	3,606
*	Clean Harbors Inc.	41,002	3,447
	PNM Resources Inc.	67,614	3,316
	Black Hills Corp.	49,239	3,288
	ONE Gas Inc.	42,604	3,277
	New Jersey Resources Corp.	78,632	3,135
*	Southwest Gas Holdings Inc.	45,140	3,102
	Ormat Technologies Inc.	37,896	2,976
	Spire Inc.	39,505	2,919
	NorthWestern Corp.	43,083	2,809
	Avista Corp.	58,382	2,788
	ALLETE Inc.	40,974	2,753
*	Evoqua Water Technologies Corp.	99,072	2,606
*	Casella Waste Systems Inc. Class A	40,868	2,598
*	Sunnova Energy International Inc.	63,216	2,580
	Avangrid Inc.	50,824	2,532
	American States Water Co.	30,786	2,328
	MGE Energy Inc.	31,118	2,221
	California Water Service Group	38,171	2,151
	South Jersey Industries Inc.	83,485	1,885
	Chesapeake Utilities Corp.	13,706	1,591
	Northwest Natural Holding Co.	27,241	1,470
	SJW Group	23,245	1,464
	Clearway Energy Inc. Class C	51,856	1,459
	Covanta Holding Corp.	102,342	1,418
*	Harsco Corp.	67,467	1,157
*	U.S. Ecology Inc.	27,796	1,157
	Middlesex Water Co.	14,007	1,107
	Clearway Energy Inc. Class A	41,489	1,100
	Unitil Corp.	14,045	642
	York Water Co.	11,742	575
*	Heritage-Crystal Clean Inc.	15,609	423

		Shares	Market Value ($000)
	Artesian Resources Corp. Class A	7,562	298
*	Atlantic Power Corp.	94,453	273
*	Pure Cycle Corp.	16,672	224
*	Sharps Compliance Corp.	13,484	194
*,1	Aqua Metals Inc.	44,392	180
*	Cadiz Inc.	16,180	155
	Global Water Resources Inc.	9,516	155
	RGC Resources Inc.	6,282	139
	Spark Energy Inc. Class A	10,830	116
	Genie Energy Ltd. Class B	14,713	93
	Advanced Emissions Solutions Inc.	16,504	91
*	Perma-Fix Environmental Services Inc.	9,152	67
*	Charah Solutions Inc.	11,840	57
*	Fuel Tech Inc.	13,967	44
			967,304
Total Common Stocks (Cost $13,262,170)			33,711,578
Preferred Stock (0.0%)
*	Air T Funding Pfd. 8.000%, 6/7/49 (Cost $3)	165	4
Temporary Cash Investments (0.7%)
Money Market Fund (0.7%)
[4,5]	Vanguard Market Liquidity Fund, 0.081%	2,354,317	235,432
		Face Amount ($000)
U.S. Government and Agency Obligations (0.0%)
[6]	U.S. Treasury Bill, 0.081%, 5/18/21	5,300	5,300
Total Temporary Cash Investments (Cost $240,706)			240,732
Total Investments (100.3%) (Cost $13,502,879)			33,952,314
Other Assets and Liabilities—Net (-0.3%)			(93,984)
Net Assets (100%)			33,858,330
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $109,307,000.
2	Security value determined using significant unobservable inputs.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2021, the aggregate value was $2,254,000, representing 0.0% of net assets.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $112,326,000 was received for securities on loan, of which $109,362,000 is held in Vanguard Market Liquidity Fund and $2,964,000 is held in cash.
6	Securities with a value of $5,300,000 have been segregated as initial margin for open futures contracts.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	June 2021	125	13,891	(791)
E-mini S&P 500 Index	June 2021	696	138,065	1,141
E-mini S&P Mid-Cap 400 Index	June 2021	30	7,816	(105)
				245
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of March 31, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	33,711,182	59	337	33,711,578
Preferred Stock	4	—	—	4
Temporary Cash Investments	235,432	5,300	—	240,732
Total	33,946,618	5,359	337	33,952,314
Derivative Financial Instruments
Assets
Futures Contracts[1]	1,141	—	—	1,141
Liabilities
Futures Contracts[1]	896	—	—	896
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.